AB Municipal Income Shares

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.3%
Long-Term Municipal Bonds – 100.4%
Alabama – 3.1%
Black Belt Energy Gas District 1.00%, 02/01/2053(a)	$	10,000	$10,095,836
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2023-A 5.25%, 01/01/2054		46,865	49,403,766
Series 2023-D 7.15% (SOFR + 1.85%), 06/01/2049(b) (c)		20,500	20,500,000
Series 2021 4.00%, 10/01/2052		8,300	8,195,898
Series 2022-F 5.50%, 11/01/2053		15,500	16,343,798
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		6,020	5,875,743
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053		22,380	23,947,773
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042		11,645	12,257,834
Energy Southeast A Cooperative District Series 2023-A 5.434% (SOFR + 2.05%), 11/01/2053(c)		16,000	16,000,000
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.50%, 11/01/2053		14,750	15,874,052
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016 5.00%, 02/01/2036		5,000	5,122,587
5.00%, 02/01/2041		5,000	5,055,835
Series 2021 4.00%, 02/01/2041		3,370	3,135,690
4.00%, 02/01/2046		9,640	8,722,111
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039(a)		5,000	5,269,883
5.00%, 02/01/2046(a)		23,280	24,152,323
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2031		2,235	2,315,848
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053		2,085	2,150,911

	Principal Amount (000)		U.S. $ Value

Southeast Energy Authority A Cooperative District (Morgan Stanley)
Series 2021-B 4.00%, 12/01/2051	$	15,000	$14,603,046
Series 2022-A 1.00% (SOFR + 2.42%), 01/01/2053(a) (c)		10,000	10,245,225
5.50%, 01/01/2053		7,620	8,118,580
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		10,000	10,445,644
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		47,065	31,838,446

			309,670,829

Alaska – 0.1%
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033		6,500	6,717,370
5.00%, 10/01/2034		2,500	2,580,647

			9,298,017

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015-A 6.625%, 09/01/2035		3,235	3,383,754
Series 2018 7.125%, 09/01/2038(d)		8,315	9,112,246

			12,496,000

Arizona – 1.9%
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(d)		520	499,783
5.25%, 07/01/2053(d)		1,000	930,288
5.50%, 07/01/2058(d)		1,000	943,862
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group)
Series 2020 4.00%, 11/01/2050		1,000	878,467
Series 2021 4.00%, 11/01/2051(d)		11,325	9,438,142
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047		750	734,132

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (KIPP NYC Public Charter Schools)
Series 2021-A 4.00%, 07/01/2061	$	5,965	$4,784,476
Series 2021-B 4.00%, 07/01/2051		1,000	836,912
4.00%, 07/01/2061		4,600	3,689,621
Arizona Industrial Development Authority (Legacy Cares, Inc.)
Series 2020 6.752%, 07/01/2030(d) (e) (f)		1,500	450,000
7.75%, 07/01/2050(d) (e) (f)		33,950	10,185,000
Series 2021-A 6.00%, 07/01/2051(d) (e) (f)		1,425	427,500
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049		785	822,224
Arizona Industrial Development Authority (Pinecrest Academy of Nevada)
Series 2020-A 4.00%, 07/15/2030(d)		1,600	1,519,602
4.00%, 07/15/2040(d)		3,680	3,065,586
Series 2022 4.50%, 07/15/2029(d)		1,970	1,906,975
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051(e) (f)		1,100	660,000
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032		5,000	4,048,111
2.542%, 07/01/2033		5,000	3,995,242
2.642%, 07/01/2034		6,795	5,365,399
2.742%, 07/01/2035		10,000	7,809,754
2.842%, 07/01/2036(a)		26,000	20,107,365
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034		10,500	7,975,852
2.421%, 07/01/2035		10,325	7,734,302
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036		1,000	901,586
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		2,700	2,526,082
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(d)		2,000	2,001,357
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		3,875	3,820,548

	Principal Amount (000)		U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.625%, 11/15/2030(d)	$	9,500	$9,434,763
6.875%, 11/15/2052(d)		6,500	6,536,688
7.00%, 11/15/2057(d)		2,915	2,930,358
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049(d)		6,890	6,034,466
5.00%, 07/01/2055(d)		3,700	3,179,316
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(d)		2,875	2,074,577
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(d)		19,500	19,813,197
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(d)		11,425	9,806,281
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(d)		2,000	1,809,553
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(d)		1,650	1,654,453
6.375%, 07/01/2058(d)		2,000	2,005,390
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2027		16,425	17,021,880
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054		1,185	960,338
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(d)		1,065	667,383

			191,986,811

Arkansas – 0.6%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044		16,250	16,374,777

	Principal Amount (000)		U.S. $ Value

Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(d)	$	7,185	$7,426,820
12.00%, 07/01/2048(d)		34,700	35,932,530
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		5,000	4,978,061

			64,712,188

California – 12.0%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048(g)		17,000	8,612,295
0.00%, 10/01/2049(g)		10,435	5,273,311
0.00%, 10/01/2050(g)		7,345	3,719,639
ARC70 II TRUST Series 2021 4.00%, 12/01/2059		7,860	6,569,355
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		54,500	57,492,502
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		114,005	119,069,592
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		1,000	997,302
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(a)		16,800	16,612,599
5.00%, 07/01/2053		16,270	17,067,661
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043		4,485	4,563,819
5.25%, 05/01/2048		6,750	6,827,119
5.25%, 05/01/2053		6,300	6,349,441
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(d)		23,800	19,535,878
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(d)		35,100	28,811,316

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(d)	$	16,000	$10,549,254
4.00%, 08/01/2046(d)		7,675	6,234,628
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(d)		17,360	11,452,654
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments)
Series 2022 Zero Coupon, 08/01/2065(d)		119,980	6,563,434
5.50%, 02/01/2040(d)		4,875	4,404,332
Series 2022-A 4.50%, 08/01/2052(d)		21,280	17,496,163
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033		4,005	4,125,851
5.00%, 04/01/2034		4,205	4,325,587
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031		1,000	1,057,746
5.00%, 04/01/2042		1,000	1,031,337
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(d)		2,000	1,973,155
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(d)		5,000	3,971,807
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037		1,700	1,740,194
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2044		10,000	9,486,600
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 7.75%, 01/01/2050(d)		19,775	19,722,733
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045		850	781,392
4.00%, 11/01/2050		860	767,481

	Principal Amount (000)		U.S. $ Value

California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(d)	$	3,000	$2,371,130
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041		2,260	2,121,022
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(d)		2,000	1,935,758
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039		2,030	2,096,123
5.00%, 05/15/2040		1,000	1,029,805
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2046(d)		1,490	1,467,793
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012-A 6.625%, 01/01/2032(d)		865	854,002
Series 2014 5.00%, 01/01/2035		1,085	929,378
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047		7,040	6,324,204
5.00%, 12/31/2043		24,890	25,451,038
5.00%, 12/31/2047		2,405	2,442,051
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		5,000	5,341,631
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012 5.00%, 11/21/2045(d)		7,675	7,606,389
Series 2023 5.00%, 07/01/2027(d)		2,000	2,087,195
5.00%, 07/01/2028(d)		2,350	2,470,942
5.00%, 07/01/2029(d)		2,300	2,433,642
5.00%, 07/01/2030(d)		2,600	2,765,295
5.00%, 07/01/2031(d)		3,000	3,203,792
5.00%, 07/01/2032(d)		5,470	5,859,616
5.00%, 07/01/2033(d)		5,865	6,296,210
5.00%, 07/01/2034(d)		3,000	3,195,380
5.00%, 07/01/2036(d)		2,650	2,776,539
5.00%, 07/01/2037(d)		2,250	2,348,244
5.00%, 07/01/2038(d)		2,000	2,077,570
5.00%, 11/21/2045(d)		1,100	1,118,886

	Principal Amount (000)		U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(d) (e) (f)	$	785	$470,993
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(d)		2,000	2,020,688
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(d)		2,500	2,431,582
2.375%, 11/15/2028(d)		3,000	2,901,762
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(d)		800	790,273
California School Finance Authority (Classical Academy Obligated Group)
Series 2021 4.00%, 10/01/2046(d)		1,250	1,039,044
Series 2022 5.00%, 10/01/2052(d)		1,000	971,911
5.00%, 10/01/2061(d)		1,500	1,428,777
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d)		3,630	3,386,411
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(d)		8,850	7,994,622
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(d)		1,225	1,247,193
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034 (Pre-refunded/ETM)(d)		3,000	3,040,890
California State University 2.719%, 11/01/2052(a)		5,000	3,348,929
2.975%, 11/01/2051(a)		5,000	3,441,098
Series 2021-B 2.374%, 11/01/2035(a)		10,000	7,514,561
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051		13,000	9,538,754

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.25%, 08/15/2052	$	3,000	$3,191,277
5.375%, 08/15/2057		3,720	3,976,400
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016-A 5.00%, 12/01/2041(d)		15,285	15,189,632
5.25%, 12/01/2056(d)		33,935	33,940,888
Series 2018 5.25%, 12/01/2038(d)		2,420	2,453,252
5.25%, 12/01/2048(d)		6,440	6,308,983
Series 2018-A 5.00%, 12/01/2033(d)		1,350	1,375,456
5.50%, 12/01/2058(d)		19,145	19,151,109
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(d)		1,125	1,074,393
5.25%, 07/01/2052(d)		1,500	1,419,010
City of Los Angeles CA Series 2023 5.00%, 06/27/2024		43,085	43,783,576
City of Los Angeles Department of Airports 5.00%, 05/15/2044(a)		15,415	15,993,721
Series 2020-C 5.00%, 05/15/2036(a)		10,000	10,816,866
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046		850	870,980
City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039		425	448,090
5.00%, 08/01/2040		375	394,581
5.00%, 08/01/2041		420	435,019
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(d)		15,100	11,410,084
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(d)		18,760	12,343,600
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(d)		12,525	10,267,584

	Principal Amount (000)		U.S. $ Value

CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(d)	$	4,120	$2,716,433
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(d)		7,950	5,114,024
4.00%, 08/01/2047(d)		4,000	3,288,667
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(d)		8,955	6,149,893
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(d)		20,500	14,023,613
4.00%, 05/01/2057(d)		15,550	10,701,176
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(d)		10,130	8,300,143
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(d)		15,200	11,067,612
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(d)		11,500	9,424,748
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(d)		10,025	6,807,407
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(d)		20,940	14,461,093
4.00%, 07/01/2058(d)		6,000	4,148,824
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(d)		2,500	1,761,018
4.00%, 09/01/2056(d)		8,000	5,919,438

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(d)	$	12,700	$8,397,879
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(d)		18,070	11,931,975
4.00%, 12/01/2056(d)		3,400	2,379,921
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(d)		5,400	3,632,552
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(d)		27,100	19,844,466
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(d)		8,930	5,931,736
4.00%, 10/01/2048(d)		2,000	1,421,039
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(d)		11,905	7,748,607
Golden State Tobacco Securitization Corp. 2.746%, 06/01/2034(a)		14,780	11,973,389
3.293%, 06/01/2042(a)		6,850	5,126,106
Golden State Tobacco Securitization Corp.
Series 2021 3.115%, 06/01/2038(a)		29,325	22,437,769
3.85%, 06/01/2050		19,860	17,781,619
Series 2021-B Zero Coupon, 06/01/2066		75,000	8,048,250
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(d)		7,380	6,349,665
5.00%, 07/01/2061(d)		41,600	33,530,524
M-S-R Energy Authority (Citigroup, Inc.)
Series 2009-B 6.50%, 11/01/2039		17,685	21,552,814
Series 2009-C 7.00%, 11/01/2034		5,000	6,184,332
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2030		1,275	1,326,179

	Principal Amount (000)		U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052	$	1,600	$1,573,843
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2041		2,500	2,449,257
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(c)		33,680	29,698,667
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2046		5,000	4,713,282
4.00%, 07/01/2051		10,000	9,236,478
San Francisco City & County Airport Comm 3.053%, 05/01/2034(a)		3,500	2,902,341
3.183%, 05/01/2035(a)		5,500	4,538,587
3.333%, 05/01/2037(a)		2,250	1,822,689
Series 2020-E 5.00%, 05/01/2038(a)		11,000	11,667,416
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2031		1,000	1,008,806
San Francisco Intl Airport
Series 2019-A 5.00%, 05/01/2044(a)		14,000	14,493,577
Series 2020-E 5.00%, 05/01/2037(a)		8,525	9,097,692
San Joaquin Hills Transportation Corridor Agency
Series 2014-B 5.25%, 01/15/2044		1,000	1,018,303
Series 2021-A 4.00%, 01/15/2044		1,429	1,397,730
San Jose Evergreen Community College District Series 2012 6.627% (SOFR + 1.00%), 07/01/2043(c)		4,000	3,934,969
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036		100	100,828
5.00%, 12/01/2043		1,585	1,598,130
State of California Series 2023 6.00%, 03/01/2033		10,000	10,866,683
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		5,050	765,109

	Principal Amount (000)		U.S. $ Value

Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	$	10,480	$1,952,456
5.00%, 06/01/2039		1,555	1,651,192
University of California Series 2023-B 5.00%, 05/15/2041		15,000	17,358,996
5.00%, 05/15/2042		6,000	6,906,955

			1,190,438,698

Colorado – 3.1%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051		15,000	13,571,663
Centerra Metropolitan District No. 1
Series 2017 5.00%, 12/01/2037(d)		5,000	4,751,953
Series 2022 6.50%, 12/01/2053		4,350	4,387,280
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		645	643,081
City & County of Denver CO Airport System Revenue Series 2022-A 4.125%, 11/15/2047		14,750	14,244,675
5.50%, 11/15/2053		10,475	11,503,695
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031		7,180	7,672,030
5.00%, 12/01/2043		10,605	10,912,606
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052		850	821,227
5.00%, 09/01/2057		2,100	1,991,410
5.00%, 09/01/2062		2,000	1,860,923
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(d)		2,600	2,270,827
5.00%, 02/01/2061(d)		2,870	2,428,890
Colorado Health Facilities Authority 5.00%, 11/01/2040(a)		4,650	4,847,510
5.00%, 11/01/2041(a)		5,075	5,271,882
5.00%, 11/01/2042(a)		3,800	3,925,015
5.25%, 11/01/2052(a)		10,000	10,417,474
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group)
Series 2021-A 5.00%, 05/15/2049		1,300	986,423
5.00%, 05/15/2058		3,000	2,178,857
Series 2021-B 2.125%, 05/15/2028		1,500	1,360,180

	Principal Amount (000)		U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019-A 4.00%, 08/01/2038	$	6,600	$6,428,944
5.00%, 08/01/2044(a)		83,195	85,802,040
Series 2022 5.50%, 11/01/2047		2,500	2,672,667
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048		2,100	1,606,111
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030		1,150	1,178,806
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		7,050	7,235,849
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039		2,345	2,181,278
5.00%, 12/01/2043		1,315	1,181,550
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(h)		19,590	14,519,309
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052		1,500	1,377,431
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		14,360	11,962,892
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(d)		5,000	4,247,289
Meridian Ranch Metropolitan District (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037		1,435	1,421,471
6.50%, 12/01/2042		1,105	1,095,716
6.75%, 12/01/2052		1,925	1,900,551
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(d)		1,500	1,429,497
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(d)		8,010	5,446,800
Regional Transportation District (Denver Transit Partners LLC) Series 2020 4.00%, 07/15/2034		1,000	1,028,830
4.00%, 07/15/2035		1,180	1,205,689
5.00%, 01/15/2032		2,300	2,536,033

	Principal Amount (000)		U.S. $ Value

Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	$	4,000	$3,622,245
5.00%, 12/01/2052		1,500	1,294,466
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052		3,500	3,458,599
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(d)		4,000	4,052,458
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038		940	876,709
5.00%, 12/01/2049		1,000	900,141
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050		2,250	1,873,976
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2022 6.50%, 12/01/2042		2,215	2,278,354
6.75%, 12/01/2053		11,000	11,311,750
Series 2023 8.375%, 12/15/2054		2,500	2,498,032
Vauxmont Metropolitan District
AGM Series 2019 3.25%, 12/15/2050		661	560,254
AGM Series 2020 5.00%, 12/01/2033		370	407,003
5.00%, 12/01/2050		435	460,485
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043		3,365	3,142,212
6.75%, 12/01/2052		4,000	3,725,796

			302,968,834

Connecticut – 1.2%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039		1,650	1,743,830
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		1,000	993,192
4.00%, 07/01/2037		1,200	1,172,324
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045		5,750	5,833,327
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035		1,000	1,055,199
5.00%, 07/01/2037		1,095	1,141,097

	Principal Amount (000)		U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(d)	$	1,000	$815,747
5.00%, 09/01/2053(d)		1,475	1,158,508
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044		10,710	8,501,380
4.00%, 07/01/2049		7,325	5,544,049
5.00%, 07/01/2033		470	473,808
5.00%, 07/01/2034		295	296,636
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018 5.00%, 07/01/2034		1,000	1,018,511
Series 2018-K1 5.00%, 07/01/2028		765	773,344
5.00%, 07/01/2035		1,055	1,062,790
5.00%, 07/01/2036		2,205	2,206,995
5.00%, 07/01/2037		1,085	1,067,807
5.00%, 07/01/2038		1,980	1,930,107
State of Connecticut
Series 2016-E 5.00%, 10/15/2034		4,595	4,838,519
Series 2016-F 5.00%, 10/15/2031		10,205	10,806,276
Series 2017-A 5.00%, 04/15/2032		6,700	7,202,054
5.00%, 04/15/2033		10,985	11,795,914
5.00%, 04/15/2034		4,855	5,207,614
Series 2018-A 5.00%, 04/15/2034		5,430	5,923,892
5.00%, 04/15/2037		2,500	2,678,756
Series 2018-C 5.00%, 06/15/2031		1,325	1,455,480
5.00%, 06/15/2032		1,775	1,946,904
5.00%, 06/15/2033		1,250	1,369,329
5.00%, 06/15/2034		1,100	1,202,992
5.00%, 06/15/2035		1,040	1,131,904
5.00%, 06/15/2038		1,000	1,067,263
Series 2018-E 5.00%, 09/15/2037		1,035	1,112,642
Series 2022-A 3.875%, 06/15/2028		5,150	4,987,190
3.975%, 06/15/2029		5,000	4,832,379
4.06%, 06/15/2030		5,000	4,821,946
4.11%, 06/15/2031		5,000	4,812,428
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	3,977,680

			117,959,813

	Principal Amount (000)		U.S. $ Value

Delaware – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(d)	$	17,988	$17,531,980
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042		550	545,020
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050		1,125	1,136,701

			19,213,701

District of Columbia – 0.5%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2049		1,075	1,058,542
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041		735	737,603
5.00%, 06/01/2046		1,165	1,165,237
District of Columbia (KIPP DC Obligated Group)
Series 2017-A 5.00%, 07/01/2042		3,230	3,252,853
5.00%, 07/01/2048		5,350	5,352,341
Series 2017-B 5.00%, 07/01/2037		1,465	1,492,763
5.00%, 07/01/2042		2,000	2,014,150
District of Columbia (Rocketship DC Obligated Group)
Series 2019 5.00%, 06/01/2049(d)		2,100	1,835,775
5.00%, 06/01/2056(d)		3,255	2,773,718
Series 2021 5.00%, 06/01/2041(d)		1,190	1,096,162
5.00%, 06/01/2051(d)		4,345	3,765,463
5.00%, 06/01/2061(d)		4,870	4,088,045
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055		182,000	17,272,357
Metropolitan Washington Airports Authority Aviation Revenue Series 2021-A 5.00%, 10/01/2046		7,400	7,753,274

			53,658,283

Florida – 5.8%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044		1,000	1,000,061

	Principal Amount (000)		U.S. $ Value

Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(d)	$	26,000	$22,432,730
Bexley Community Development District Series 2016 4.875%, 05/01/2047		985	910,325
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(d)		1,400	971,427
6.00%, 07/01/2045(d)		1,215	840,868
6.00%, 07/01/2050(d)		2,895	2,000,565
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026		2,000	2,046,234
5.00%, 10/01/2029		1,650	1,718,210
5.00%, 10/01/2032		1,000	1,038,959
5.00%, 10/01/2033		1,050	1,086,334
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(d)		1,300	987,168
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(d)		73,000	4,746,606
3.375%, 07/01/2031(d)		1,270	1,186,187
5.00%, 07/01/2056(d)		52,535	47,138,164
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(d)		2,000	1,990,622
6.25%, 05/01/2048(d)		2,000	1,989,786
6.375%, 05/01/2053(d)		3,500	3,481,072
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.)
Series 2020 5.00%, 06/01/2045(d)		1,615	1,425,115
5.00%, 06/01/2055(d)		3,250	2,754,212
Series 2022 5.50%, 06/01/2057(d)		3,000	2,731,385
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039		1,650	1,563,481
4.00%, 11/01/2040		2,175	2,041,859
4.00%, 11/01/2045		7,500	6,768,394
5.00%, 11/01/2050		8,230	8,333,211
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040		5,610	5,650,981

	Principal Amount (000)		U.S. $ Value

City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.25%, 06/01/2052	$	2,955	$2,938,497
5.375%, 06/01/2057		1,000	1,001,879
5.625%, 06/01/2062		3,965	4,017,237
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037(a)		8,405	8,710,717
5.00%, 08/15/2047(a)		6,125	6,281,162
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2016 5.00%, 12/01/2055		3,535	3,528,898
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036		700	389,074
Zero Coupon, 09/01/2037		700	365,554
Zero Coupon, 09/01/2040		980	431,961
Zero Coupon, 09/01/2041		1,000	416,603
Zero Coupon, 09/01/2045		1,850	614,793
Zero Coupon, 09/01/2049		1,350	354,175
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2044		3,000	3,101,021
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050		5,000	4,387,768
5.75%, 08/15/2055		3,905	3,368,180
County of Miami-Dade FL Aviation Revenue
Series 2014-A 5.00%, 10/01/2033(a)		10,000	10,085,748
Series 2015-A 5.00%, 10/01/2031		1,100	1,123,150
County of Miami-Dade Seaport Department Series 2023-A 5.00%, 10/01/2047		5,000	5,195,417
5.25%, 10/01/2052		2,900	3,042,251
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035		1,000	587,327
Zero Coupon, 10/01/2036		860	474,959
Zero Coupon, 10/01/2037		1,390	721,520
Zero Coupon, 10/01/2038		1,185	581,116
Zero Coupon, 10/01/2039		1,610	745,899
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(d)		1,435	1,419,548
5.00%, 04/01/2051(d)		11,645	11,110,844
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 5.00%, 08/15/2032(d)		460	454,728

	Principal Amount (000)		U.S. $ Value

5.25%, 08/15/2037(d)	$	700	$666,581
5.625%, 08/15/2042(d)		1,520	1,447,514
5.875%, 08/15/2052(d)		5,000	4,724,585
6.00%, 08/15/2057(d)		1,000	947,432
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(d)		23,190	22,984,179
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc.) Series 2022 5.00%, 10/01/2032(d)		925	942,616
5.00%, 10/01/2042(d)		2,710	2,593,838
5.125%, 10/01/2052(d)		3,120	2,903,748
5.25%, 10/01/2056(d)		1,900	1,781,142
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(d)		1,000	815,385
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(d)		1,030	1,016,654
Florida Development Finance Corp. (Mater Academy, Inc.)
Series 2020-A 5.00%, 06/15/2040		3,150	3,155,940
5.00%, 06/15/2050		11,245	10,851,026
5.00%, 06/15/2055		13,060	12,420,231
Series 2022-A 5.00%, 06/15/2047		2,470	2,407,821
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group)
Series 2020 5.25%, 06/01/2050(d)		5,000	4,112,757
5.25%, 06/01/2055(d)		5,500	4,437,044
Series 2021 4.00%, 06/01/2041(d)		830	600,128
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(d)		7,635	7,502,766
Florida Development Finance Corp. (River City Education Obligated Group)
Series 2021 4.00%, 07/01/2035		925	872,191
Series 2022 5.00%, 07/01/2042		1,330	1,328,479
5.00%, 07/01/2051		1,045	1,009,589
5.00%, 02/01/2057		1,725	1,631,293
5.00%, 07/01/2057		680	642,865

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	$	7,000	$7,212,615
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2050		1,950	1,668,217
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037		1,000	910,354
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.)
Series 2017 5.00%, 03/01/2032		265	273,223
5.00%, 03/01/2034		2,395	2,458,802
5.00%, 03/01/2042		2,785	2,790,498
Series 2019 5.00%, 03/01/2044		1,065	1,064,987
5.00%, 03/01/2049		10,425	10,234,929
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		2,700	2,424,079
Greater Orlando Aviation Authority 5.00%, 10/01/2034(a)		2,000	2,149,099
5.00%, 10/01/2044(a)		13,000	13,480,424
Series 2017-A 5.00%, 10/01/2031(a)		4,350	4,572,549
5.00%, 10/01/2032(a)		1,500	1,575,826
5.00%, 10/01/2034(a)		2,150	2,252,773
5.00%, 10/01/2035(a)		3,500	3,647,556
5.00%, 10/01/2036(a)		4,000	4,143,781
Series 2019-A 5.00%, 10/01/2036(a)		5,000	5,312,101
5.00%, 10/01/2049(a)		4,500	4,644,880
5.00%, 10/01/2054(a)		4,000	4,114,964
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(e) (f)		1,530	535,500
6.25%, 04/01/2049(e) (f)		1,820	637,000
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Northeast Sector Project) Series 2018 5.30%, 05/01/2039		1,000	1,010,879
5.45%, 05/01/2048		1,525	1,530,366
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052		1,350	1,141,253
5.25%, 10/01/2057		3,650	3,013,846

	Principal Amount (000)		U.S. $ Value

Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	$	2,700	$2,900,959
Marshall Creek Community Development District Series 2015-A 5.00%, 05/01/2032		1,235	1,240,743
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039		2,000	2,010,821
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034		4,000	4,034,588
Miami-Dade County Housing Finance Authority (Wynwood Works LLC)
Series 2023-A 5.70%, 06/01/2052(d)		6,875	6,876,789
Series 2023-B 5.78%, 06/01/2027(d)		3,640	3,640,947
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(d)		525	508,606
5.25%, 07/01/2042(d)		770	737,901
5.25%, 07/01/2052(d)		2,435	2,232,271
5.50%, 07/01/2061(d)		4,375	4,081,246
Mid-Bay Bridge Authority
Series 2015-A 5.00%, 10/01/2028		1,600	1,628,100
5.00%, 10/01/2040		2,000	2,008,644
Series 2015-C 5.00%, 10/01/2035		1,750	1,770,188
5.00%, 10/01/2040		1,000	1,000,659
Middleton Community Development District A Series 2022 6.20%, 05/01/2053		3,500	3,633,432
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037		4,070	4,213,944
5.00%, 01/01/2042		4,785	4,885,567
5.00%, 01/01/2048		10,000	10,142,705
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042		5,750	5,005,851
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,030	923,642
4.00%, 10/01/2051		4,330	3,598,315

	Principal Amount (000)		U.S. $ Value

Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 5.00%, 11/15/2042	$	1,000	$956,971
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group)
Series 2020 5.00%, 06/01/2055		2,880	2,440,655
Series 2022 4.25%, 06/01/2056		4,825	3,485,364
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(d)		1,800	1,739,663
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038		400	412,362
5.00%, 11/01/2039		685	702,986
5.00%, 11/01/2040		650	664,238
5.00%, 11/01/2041		2,330	2,372,664
5.00%, 11/01/2042		500	507,022
5.00%, 11/01/2047		13,835	13,880,090
5.00%, 11/01/2052		18,480	18,234,007
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039		6,620	6,643,236
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2019 5.00%, 07/01/2029		1,245	1,272,596
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)		4,000	4,029,943
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055		5,300	4,320,338
Tampa Florida Hospitals 5.00%, 07/01/2050(a)		18,325	18,662,722
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048		24,650	25,310,255
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts)
Series 2019 3.00%, 05/01/2029		960	899,347
3.375%, 05/01/2034		1,440	1,317,034
3.55%, 05/01/2039		2,505	2,129,331
3.70%, 05/01/2050		9,575	7,556,358
Series 2020 3.50%, 05/01/2051(d)		4,865	3,637,151

	Principal Amount (000)		U.S. $ Value

Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	$	2,250	$2,314,842
Village Community Development District No. 15 Series 2023 5.00%, 05/01/2043(d)		1,250	1,267,539
5.25%, 05/01/2054(d)		2,150	2,177,099
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2031		1,625	1,649,298

			572,539,316

Georgia – 3.1%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2027		1,635	1,625,787
City of Atlanta GA Department of Aviation
Series 2014-A 5.00%, 01/01/2033		1,820	1,832,000
Series 2019-B 5.00%, 07/01/2044		9,000	9,325,666
Series 2022-B 5.00%, 07/01/2047		12,430	13,045,071
5.00%, 07/01/2052		20,000	20,850,074
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031		2,500	2,607,859
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(d)		28,845	28,763,891
7.00%, 06/01/2041(d)		6,690	6,675,606
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032		2,000	2,085,435
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032(a)		1,205	1,283,456
5.00%, 07/01/2033(a)		2,370	2,519,044
5.00%, 07/01/2035(a)		4,945	5,208,703
5.00%, 07/01/2037(a)		2,335	2,427,271
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048		5,000	4,969,561

	Principal Amount (000)		U.S. $ Value

Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034	$	1,620	$1,688,349
5.00%, 07/01/2035		6,355	6,600,902
5.00%, 07/01/2036		2,735	2,827,839
Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke’s Episcopal Home for the Retired Obligated Group) Series 2019 5.00%, 04/01/2047(d)		6,500	5,397,768
5.00%, 04/01/2054(d)		2,000	1,600,978
George L Smith II Congress Center Authority (Signia Hotel Management LLC) Series 2021 4.00%, 01/01/2054		1,485	1,256,049
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		10,880	10,361,157
5.00%, 08/01/2047		1,800	1,693,509
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(d)		39,100	37,737,623
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052		3,000	3,099,695
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018-A 4.00%, 04/01/2048 (Pre-refunded/ETM)		12,175	12,179,986
Series 2018-C 4.00%, 08/01/2048		12,245	12,258,101
Series 2023-B 5.00%, 07/01/2053		11,720	12,287,864
Series 2023-C 5.00%, 09/01/2053		24,815	26,085,263
Municipal Electric Authority of Georgia
Series 2019 5.00%, 01/01/2038		1,235	1,276,270
5.00%, 01/01/2039		1,215	1,248,915
5.00%, 01/01/2048		2,460	2,479,310
5.00%, 01/01/2049		5,000	5,065,612
5.00%, 01/01/2056		4,655	4,703,164
5.00%, 01/01/2059		6,270	6,280,437
Series 2022 4.50%, 07/01/2063		15,000	14,752,319
5.00%, 07/01/2052		12,000	12,296,610
Series 2023 5.50%, 07/01/2064		10,200	10,617,302
AGM Series 2023 5.00%, 07/01/2048		1,570	1,659,555
5.00%, 07/01/2055		3,200	3,361,575
5.00%, 07/01/2064		6,055	6,351,183

			308,386,759

	Principal Amount (000)	U.S. $ Value

Guam – 0.6%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(d)	$9,655	$9,544,330
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	3,790	3,844,199
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	3,300	3,391,970
Territory of Guam Series 2019 5.00%, 11/15/2031	1,855	1,912,636
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2023	1,140	1,143,364
5.00%, 12/01/2029	1,310	1,350,697
5.00%, 12/01/2030	4,160	4,285,121
5.00%, 12/01/2032	3,545	3,641,015
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2015-D 5.00%, 11/15/2032	13,000	13,184,202
5.00%, 11/15/2033	3,570	3,615,293
5.00%, 11/15/2035	8,935	9,001,513
Series 2021-F 4.00%, 01/01/2036	4,050	3,874,722

		58,789,062

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	200	200,400

Illinois – 8.8%
Chicago Board of Education
Series 2012-A 5.00%, 12/01/2042	6,635	6,521,565
Series 2015-C 5.25%, 12/01/2035	2,790	2,797,958
5.25%, 12/01/2039	8,080	8,093,776
Series 2015-E 5.125%, 12/01/2032	1,000	1,004,118
Series 2016-A 7.00%, 12/01/2044	1,400	1,466,973
Series 2016-B 6.50%, 12/01/2046	1,900	1,986,616
Series 2017-G 5.00%, 12/01/2034	4,150	4,226,047
Series 2017-H 5.00%, 12/01/2036	900	907,344
5.00%, 12/01/2046	6,095	5,971,062
Series 2018-A 5.00%, 12/01/2026	5,430	5,601,295
5.00%, 12/01/2027	6,300	6,545,891
5.00%, 12/01/2028	5,975	6,242,662

	Principal Amount (000)	U.S. $ Value

Series 2019-A 5.00%, 12/01/2029	$2,950	$3,097,310
5.00%, 12/01/2030	5,120	5,359,816
Series 2019-B 5.00%, 12/01/2030	935	978,795
5.00%, 12/01/2031	1,030	1,076,010
5.00%, 12/01/2032	635	662,841
5.00%, 12/01/2033	500	521,091
Series 2021-A 5.00%, 12/01/2032	2,400	2,522,875
5.00%, 12/01/2033	4,510	4,731,311
5.00%, 12/01/2036	1,010	1,040,930
5.00%, 12/01/2038	2,730	2,775,120
5.00%, 12/01/2039	2,000	2,025,725
5.00%, 12/01/2040	1,750	1,761,636
5.00%, 12/01/2041	7,765	7,793,482
Series 2021-B 5.00%, 12/01/2036	1,000	1,030,078
Series 2022-B 4.00%, 12/01/2041	42,765	38,386,497
Series 2023 5.00%, 04/01/2045	1,500	1,560,610
5.25%, 04/01/2033	1,250	1,400,596
5.25%, 04/01/2034	1,000	1,126,495
5.50%, 04/01/2042	5,000	5,435,891
5.75%, 04/01/2048	5,000	5,485,059
Chicago O’Hare International Airport
5.25%, 01/01/2053(a)	20,000	20,986,814
Series 2015-C 5.00%, 01/01/2034	1,665	1,685,488
Series 2016-B 5.00%, 01/01/2034	5,000	5,194,023
Series 2016-C 5.00%, 01/01/2035	1,625	1,687,468
5.00%, 01/01/2038	7,625	7,827,654
Series 2017-B 5.00%, 01/01/2035	6,645	7,013,714
5.00%, 01/01/2036	12,000	12,590,923
5.00%, 01/01/2037	14,800	15,462,162
Series 2022 4.50%, 01/01/2048	10,000	9,886,095
4.625%, 01/01/2053	10,000	9,943,249
5.50%, 01/01/2055(a)	19,000	20,303,571
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	645	670,746
5.00%, 07/01/2038	1,500	1,525,717
5.00%, 07/01/2048	5,000	5,000,273
Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045(a)	5,000	5,196,938
5.00%, 12/01/2055(a)	6,000	6,186,506

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(e) (f)	$1,050	$644,280
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033	1,000	979,525
6.00%, 05/01/2046	3,580	3,488,647
Illinois Finance Authority Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	2,000	2,071,076
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2035(d)	1,280	1,098,970
4.00%, 10/01/2042(d)	4,150	3,149,489
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	2,835	2,927,386
Illinois Finance Authority (Clark-Lindsey Village Obligated Group) Series 2022-A 4.60%, 06/01/2027	330	322,510
5.125%, 06/01/2032	350	343,043
5.25%, 06/01/2037	840	799,466
5.375%, 06/01/2042	1,485	1,379,415
5.50%, 06/01/2057	5,280	4,724,895
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(d)	1,220	1,214,579
4.50%, 08/01/2033(d)	1,275	1,268,911
5.25%, 08/01/2038(d)	1,300	1,322,234
5.50%, 08/01/2043(d)	3,125	3,185,163
5.625%, 08/01/2053(d)	4,250	4,296,895
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	1,000	873,667
4.00%, 09/01/2037	1,130	945,684
4.00%, 09/01/2039	2,000	1,621,298
4.00%, 09/01/2041	6,625	5,211,891
5.00%, 09/01/2036	2,095	2,003,759
5.00%, 09/01/2038	5,930	5,530,547
5.00%, 09/01/2040	2,285	2,090,726
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,484,979
5.50%, 10/01/2042	1,045	1,076,833
5.50%, 10/01/2047	1,000	1,019,775
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,515	1,994,151

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 4.75%, 11/15/2027	$1,500	$1,493,580
5.25%, 11/15/2027	1,525	1,521,405
6.50%, 05/15/2042	2,000	2,050,148
6.50%, 05/15/2047	2,000	2,027,554
6.625%, 05/15/2052	1,910	1,935,496
6.75%, 05/15/2058	1,765	1,795,171
Illinois Finance Authority (Rosalind Franklin University of Medicine and Science)
Series 2017-A 5.00%, 08/01/2042	1,000	997,681
5.00%, 08/01/2047	2,475	2,432,687
Series 2017-C 5.00%, 08/01/2046	2,900	2,845,764
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	4,750	4,842,461
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050	3,615	3,161,442
Illinois Finance Authority (Washington and Jane Smith Home (The)) Series 2022 4.00%, 10/15/2044	10,890	8,274,124
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(d)	17,000	17,011,057
7.17%, 11/01/2038	1,675	1,701,711
Illinois State Toll Highway Authority
Series 2015-A 5.00%, 01/01/2031	1,500	1,551,289
5.00%, 01/01/2032	1,625	1,683,220
Series 2015-B 5.00%, 01/01/2036	2,850	2,951,566
Series 2016-B 5.00%, 01/01/2041	3,450	3,565,761
Metropolitan Pier & Exposition Authority
Series 2012 Zero Coupon, 12/15/2041	9,400	4,067,913
Zero Coupon, 12/15/2051	11,385	2,913,926
Series 2015-B 5.00%, 12/15/2045	13,300	13,452,538
Series 2017-B Zero Coupon, 12/15/2054	9,850	2,163,733
Series 2020 4.00%, 06/15/2050	2,525	2,320,278
5.00%, 06/15/2050	45,220	45,871,855
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042	2,675	2,759,812
State of Illinois
Series 2010 7.35%, 07/01/2035	11,027	11,801,007
Series 2014 5.00%, 05/01/2031	7,615	7,693,663

	Principal Amount (000)	U.S. $ Value

Series 2016 5.00%, 02/01/2024	$2,525	$2,541,801
5.00%, 02/01/2027	19,125	20,110,664
5.00%, 02/01/2029	5,945	6,261,852
5.00%, 11/01/2032	5,245	5,426,314
5.00%, 11/01/2035	8,000	8,195,864
Series 2017-A 5.00%, 12/01/2025	3,510	3,627,818
5.00%, 12/01/2026	6,000	6,302,147
5.00%, 12/01/2028	2,700	2,876,760
5.00%, 12/01/2034	2,585	2,720,509
Series 2017-C 5.00%, 11/01/2029	19,335	20,566,554
Series 2017-D 5.00%, 11/01/2024	7,395	7,522,190
5.00%, 11/01/2025	31,725	32,746,726
5.00%, 11/01/2026	26,070	27,346,186
5.00%, 11/01/2028	8,450	8,993,200
Series 2018-A 5.00%, 10/01/2027	14,590	15,500,677
5.00%, 10/01/2028	1,710	1,846,748
5.00%, 05/01/2029	5,235	5,617,762
5.00%, 10/01/2029	1,030	1,111,218
5.00%, 05/01/2030	2,185	2,343,260
Series 2018-B 5.00%, 10/01/2026	5,000	5,237,829
Series 2019-B 4.00%, 11/01/2033	9,500	9,671,501
4.00%, 11/01/2036	16,375	16,378,858
4.00%, 11/01/2037	16,920	16,728,929
5.00%, 11/01/2030	8,225	8,993,200
Series 2020 5.50%, 05/01/2030	2,750	3,072,527
5.75%, 05/01/2045	2,500	2,732,176
Series 2020-B 5.00%, 10/01/2030	2,000	2,211,540
5.00%, 10/01/2031	2,100	2,316,606
Series 2021-A 5.00%, 12/01/2030	9,955	11,025,431
5.00%, 03/01/2035	2,700	2,946,204
5.00%, 03/01/2036	3,250	3,522,385
5.00%, 03/01/2037	3,750	4,035,575
5.00%, 03/01/2046	4,000	4,175,135
Series 2022-A 5.25%, 03/01/2037	2,500	2,756,994
5.50%, 03/01/2042	12,610	13,885,769
5.50%, 03/01/2047	4,500	4,900,273
Series 2022-B 5.25%, 10/01/2037	13,000	14,344,435
Series 2022-C 5.50%, 10/01/2045	19,000	20,846,211
Series 2023-B 5.00%, 05/01/2033	8,000	8,926,699
5.00%, 05/01/2036	5,000	5,461,571
5.25%, 05/01/2041	2,750	2,968,802
5.25%, 05/01/2042	5,000	5,376,979
5.25%, 05/01/2043	2,500	2,683,883
5.50%, 05/01/2047	5,000	5,450,093

	Principal Amount (000)	U.S. $ Value

Series 2023-C 5.00%, 05/01/2033	$15,000	$16,737,561
Series 2023-D 5.00%, 07/01/2036	5,000	5,459,156
Village of Antioch IL Special Service Areas No. 1 & 2
Series 2016-A 4.50%, 03/01/2033	3,159	2,925,764
Series 2016-B 7.00%, 03/01/2033	1,469	1,404,853
Village of Pingree Grove IL Special Service Area No. 7
Series 2015 4.50%, 03/01/2025	333	331,935
5.00%, 03/01/2036	2,957	2,852,490
Series 2015-B 6.00%, 03/01/2036	824	826,284

		876,101,350

Indiana – 1.1%
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	10,000	10,192,050
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,975,987
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)	31,440	23,845,143
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2036(b)	1,440	1,576,241
5.00%, 10/01/2038(b)	1,220	1,315,766
5.00%, 10/01/2040(b)	1,000	1,069,065
5.00%, 10/01/2041(b)	1,500	1,597,432
5.00%, 10/01/2042(b)	1,435	1,524,887
5.00%, 10/01/2043(b)	1,550	1,643,971
5.00%, 10/01/2044(b)	1,600	1,687,865
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,363,180
4.00%, 04/01/2039	1,630	1,412,043
4.00%, 04/01/2041	2,305	1,954,355
4.00%, 04/01/2042	2,400	2,011,895
Indiana Finance Authority (Greencroft Goshen Obligated Group)
Series 2021 4.00%, 11/15/2043	6,700	4,992,130
Series 2023-2 4.00%, 11/15/2023(b)	795	792,209
4.00%, 11/15/2024(b)	905	889,355
4.00%, 11/15/2025(b)	985	954,133

	Principal Amount (000)	U.S. $ Value

4.00%, 11/15/2028(b)	$1,000	$925,934
4.00%, 11/15/2029(b)	1,000	911,653
4.00%, 11/15/2037(b)	1,800	1,437,593
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	1,000	1,003,422
Indiana Finance Authority (Ohio Valley Electric Corp.)
Series 2020 3.00%, 11/01/2030	11,725	10,746,322
Series 2020-A 3.00%, 11/01/2030	7,290	6,681,509
Series 2021-B 2.50%, 11/01/2030	5,065	4,486,306
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,789,105
5.00%, 09/01/2030	1,845	1,885,088
5.00%, 09/01/2031	1,935	1,978,631
5.00%, 09/01/2032	2,035	2,076,977
5.25%, 09/01/2044	10,000	9,702,180
5.25%, 09/01/2057	2,010	1,865,961
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(d)	1,000	787,349

		110,075,737

Iowa – 0.9%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	49,970	50,899,547
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	8,405	6,558,151
5.00%, 05/15/2048	6,000	4,455,979
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	4,785	4,292,352
4.00%, 12/01/2041	7,810	6,160,684
4.00%, 12/01/2046	5,225	3,894,922
4.00%, 12/01/2051	9,340	6,709,996
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	6,424,996
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	4,000	3,589,005

		92,985,632

	Principal Amount (000)	U.S. $ Value

Kansas – 0.5%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(d)	$1,850	$1,906,972
6.50%, 11/15/2042(d)	13,650	13,965,722
City of Topeka KS (Congregational Home Obligated Group (The)) Series 2022-A 5.75%, 12/01/2033	2,865	2,847,134
6.25%, 12/01/2042	2,920	2,893,842
6.50%, 12/01/2052	6,000	5,937,269
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 2.39%, 05/01/2036	8,000	5,906,782
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	1,765	1,759,056
5.00%, 03/01/2037	2,070	2,054,481
5.00%, 03/01/2039	2,325	2,261,994
5.00%, 03/01/2044	1,000	961,454
5.00%, 03/01/2049	5,875	5,568,913
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	1,440	1,326,242

		47,389,861

Kentucky – 1.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2035	930	920,850
City of Henderson KY (Pratt Paper LLC) Series 2022 4.45%, 01/01/2042(d)	9,000	8,666,435
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	8,500	7,174,840
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034(a)	1,500	1,578,627
5.00%, 08/15/2035(a)	3,085	3,234,722
5.00%, 08/15/2037(a)	1,550	1,608,133
5.00%, 08/15/2041(a)	6,905	7,102,328
5.00%, 08/15/2046(a)	2,740	2,800,188

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	$4,000	$3,968,342
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	6,105	6,293,064
5.00%, 08/01/2049	7,660	7,840,395
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012 5.375%, 11/15/2042	1,685	1,389,691
5.50%, 11/15/2045	1,000	818,289
Series 2016 5.00%, 05/15/2031	2,000	1,814,196
Series 2016-A 5.00%, 05/15/2046	1,100	814,140
5.00%, 05/15/2051	2,000	1,433,636
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2015 5.25%, 06/01/2050	24,090	24,240,844
Series 2017-A 5.00%, 06/01/2031	2,000	2,043,814
5.00%, 06/01/2032	3,500	3,575,048
5.00%, 06/01/2037	4,325	4,360,736
5.00%, 06/01/2041	4,300	4,268,627
5.00%, 06/01/2045	8,750	8,587,499
5.25%, 06/01/2041	6,750	6,901,565
Series 2017-B 5.00%, 06/01/2040	5,000	5,012,751
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,087,701
5.75%, 11/15/2045	3,350	2,863,748
Kentucky Housing Corp. (Churchill Park LLLP)
Series 2022-A 4.65%, 05/01/2025(d)	2,665	2,652,465
5.75%, 11/01/2040(d)	12,370	12,368,739
Series 2022-B 6.75%, 11/01/2040(d)	2,050	2,049,713
Kentucky Public Energy Authority (Morgan Stanley)
Series 2019-C 4.00%, 02/01/2050	3,170	3,139,888
Series 2022-A 4.00%, 08/01/2052(a)	11,290	11,068,848

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016 5.00%, 10/01/2033	$8,205	$8,519,799
Series 2020 5.00%, 10/01/2047	1,965	2,100,426
Series 2020-A 5.00%, 10/01/2038	965	1,007,275

		164,307,362

Louisiana – 1.0%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,000	1,074,800
5.00%, 12/01/2036	2,400	2,564,913
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	10,000	10,035,890
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp.) Series 2022 4.475%, 08/01/2039	10,000	9,359,689
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,062,249
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034(a)	8,985	9,393,336
5.00%, 10/01/2036(a)	8,460	8,757,538
5.00%, 10/01/2037(a)	5,000	5,152,276
5.00%, 10/01/2044(a)	5,155	5,247,687
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	10,481
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(d)	415	411,035
6.25%, 06/01/2062(d)	1,425	1,410,471
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013-B 10.50%, 07/01/2039(e) (f) (i)	2,750	28
Series 2014-A 7.50%, 07/01/2023(f) (i) (j)	1,250	13

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	$10,270	$10,384,563
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	1,500	1,533,112
5.00%, 07/01/2047	6,515	6,617,698
5.00%, 07/01/2052	7,300	7,377,831
5.00%, 07/01/2057	2,250	2,268,152
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	1,000	1,014,590
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(d)	3,990	4,300,500
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	2,465	2,419,238
2.20%, 06/01/2037	3,700	3,490,227
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	1,050	980,786

		95,867,103

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017 5.25%, 01/01/2025(d)	4,630	4,656,694
Series 2018-R2 4.375%, 08/01/2035(d)	1,700	1,688,943
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2043	3,370	3,497,154
5.00%, 07/01/2048	6,250	6,447,930

		16,290,721

Maryland – 1.6%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	1,000	1,002,346
City of Baltimore MD (Harbor Point Special Taxing District)
Series 2019 3.625%, 06/01/2046(d)	1,750	1,409,208
Series 2019-B 3.875%, 06/01/2046(d)	300	242,427

	Principal Amount (000)	U.S. $ Value

County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050(d)	$2,615	$2,293,855
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 4.00%, 09/01/2050	2,500	2,095,348
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050	1,130	1,044,636
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.75%, 07/01/2053	2,860	3,109,066
6.00%, 07/01/2058	10,000	11,052,363
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2036	3,200	3,397,184
5.00%, 06/30/2037	2,400	2,535,823
5.00%, 12/31/2037	2,605	2,744,182
5.00%, 06/30/2038	2,920	3,066,516
5.00%, 12/31/2038	1,015	1,065,929
5.25%, 06/30/2047	26,800	27,655,853
5.25%, 06/30/2052	10,000	10,244,416
5.25%, 06/30/2055	21,720	22,214,725
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,322,128
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	2,520	2,482,924
4.00%, 07/01/2037	2,575	2,462,964
4.00%, 07/01/2038	1,555	1,459,833
4.00%, 07/01/2040	1,645	1,534,550
5.00%, 07/01/2046	22,040	22,543,671
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)	29,840	33,995,853

		162,975,800

Massachusetts – 0.6%
Massachusetts Development Finance Agency (Emerson College)
Series 2016-A 5.00%, 01/01/2047	2,220	2,225,797
Series 2017-A 5.00%, 01/01/2040	670	679,122

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	$3,405	$3,361,075
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	243,976
4.00%, 07/01/2028	325	316,500
4.00%, 07/01/2029	340	329,018
4.00%, 07/01/2040	3,005	2,578,124
4.00%, 07/01/2045	2,200	1,785,048
4.00%, 07/01/2050	1,615	1,259,739
Massachusetts Development Finance Agency (Merrimack College) Series 2022 5.00%, 07/01/2052	1,150	1,143,430
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,310,753
Massachusetts Development Finance Agency (Simmons University)
Series 2018-L 5.00%, 10/01/2034	1,360	1,392,322
5.00%, 10/01/2035	1,000	1,018,043
Series 2023 5.00%, 10/01/2043(b)	1,100	1,091,284
5.25%, 10/01/2036(b)	415	433,870
5.25%, 10/01/2037(b)	500	517,741
5.25%, 10/01/2038(b)	515	530,703
5.25%, 10/01/2039(b)	520	535,381
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031	1,350	1,400,647
5.00%, 07/01/2041	2,500	2,529,462
Massachusetts Development Finance Agency (Springfield College)
Series 2021 4.00%, 06/01/2056	4,000	3,147,963
5.00%, 06/01/2026	420	426,331
5.00%, 06/01/2027	445	455,231
5.00%, 06/01/2028	1,850	1,907,062
Series 2021-B 4.00%, 06/01/2035	2,300	2,189,518
4.00%, 06/01/2050	1,700	1,382,424
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group)
Series 2013-G 5.00%, 07/01/2037	2,550	2,529,567
Series 2019-A 5.00%, 07/01/2036	1,000	1,015,681
5.00%, 07/01/2044	4,000	3,928,667

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	$1,480	$1,495,833
5.00%, 07/01/2046	2,500	2,506,635
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	10,255	10,803,647

		57,470,594

Michigan – 1.4%
City of Detroit MI
Series 2014-B 4.00%, 04/01/2044(g)	10,000	7,424,042
Series 2018 5.00%, 04/01/2033	1,000	1,028,721
5.00%, 04/01/2034	1,250	1,284,238
5.00%, 04/01/2038	2,135	2,152,052
Series 2020 5.50%, 04/01/2045	1,690	1,758,428
5.50%, 04/01/2050	2,170	2,242,588
Series 2021-A 5.00%, 04/01/2038	1,100	1,129,852
5.00%, 04/01/2046	2,030	2,040,187
5.00%, 04/01/2050	1,000	999,322
Series 2023-A 5.25%, 05/01/2024	1,000	1,006,950
5.25%, 05/01/2025	1,750	1,779,805
5.25%, 05/01/2027	300	311,840
5.25%, 05/01/2029	700	743,167
Series 2023-B 6.844%, 05/01/2028	1,500	1,497,075
Series 2023-C 6.00%, 05/01/2043	1,250	1,394,170
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	1,055	970,295
5.00%, 11/01/2037	600	519,654
Great Lakes Water Authority Water Supply System Revenue
Series 2016-A 5.00%, 07/01/2046(a)	1,025	1,049,223
Series 2016-D 5.00%, 07/01/2036(a)	25,210	26,299,349
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group)
Series 2019 5.00%, 05/15/2037	1,100	1,007,380
Series 2020 5.00%, 05/15/2055	6,860	5,483,495
Kalamazoo Hospital Finance Authority Series 2016 4.00%, 05/15/2031 (Pre-refunded/ETM)	10	10,230
4.00%, 05/15/2032 (Pre-refunded/ETM)	20	20,461
4.00%, 05/15/2033 (Pre-refunded/ETM)	30	30,691
4.00%, 05/15/2036 (Pre-refunded/ETM)	65	66,497

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	$2,120	$1,768,392
4.00%, 12/01/2051	2,165	1,743,157
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014-D4 5.00%, 07/01/2029	1,100	1,111,781
5.00%, 07/01/2034	1,000	1,010,620
Series 2015-D1 5.00%, 07/01/2034	2,000	2,057,895
Series 2015-D2 5.00%, 07/01/2034	3,400	3,477,494
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016 5.00%, 11/15/2032	3,850	4,019,176
Series 2019-A 5.00%, 11/15/2048	6,635	6,861,859
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,404,600
4.00%, 06/01/2049	5,000	4,527,969
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031	1,450	1,460,106
5.00%, 07/01/2032	3,000	3,020,237
5.00%, 07/01/2033	3,500	3,523,339
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	8,653,207
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	241,050	10,061,355
Troy School District/MI Series 2023 5.00%, 05/01/2039	2,115	2,377,493
5.00%, 05/01/2040	5,000	5,604,014
5.00%, 05/01/2041	3,440	3,844,170
Wayne State University Series 2018-A 5.00%, 11/15/2043	4,000	4,182,325

		135,958,901

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.6%
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(d)	$6,635	$6,308,038
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	11,800	11,822,838
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(d)	7,075	7,061,924
5.66%, 07/01/2041(d)	19,240	19,131,885
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2043	2,500	2,557,665
5.00%, 02/15/2048	425	429,149
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	1,390	1,303,346
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(d)	900	755,796
4.00%, 06/01/2051(d)	1,250	864,089
4.00%, 06/01/2056(d)	1,100	736,264
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	3,850	3,454,840
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,916,036

		56,341,870

Mississippi – 0.5%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(h)	14,500	14,214,306
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	8,155	6,104,363
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(d)	2,500	2,090,936
5.00%, 10/01/2024(d)	880	884,585
5.00%, 10/01/2026(d)	1,700	1,726,387
5.00%, 10/01/2027(d)	900	921,523
5.00%, 10/01/2028(d)	1,900	1,960,863
5.00%, 10/01/2033(d)	2,270	2,368,436

	Principal Amount (000)	U.S. $ Value

Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	$1,645	$1,678,275
5.00%, 09/01/2041	18,265	18,434,329
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	720	712,265
5.00%, 01/01/2035	1,230	1,320,650

		52,416,918

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017-A 5.00%, 03/01/2036	2,810	2,860,446
Series 2021 4.00%, 03/01/2041	1,170	1,000,806
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2016-A 5.00%, 02/01/2046	1,000	935,911
Series 2019 4.00%, 02/01/2042	18,770	15,623,189
4.00%, 02/01/2048	21,850	17,098,728
5.00%, 02/01/2042	620	596,121
5.00%, 02/01/2048	2,600	2,409,732
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(d)	2,920	2,531,115
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-C 7.50%, 11/15/2046	1,279	978,991
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2021 2.00%, 11/15/2046	2,319	109,085
5.00%, 11/15/2046	5,196	3,834,646
Series 2021-A 10.00%, 11/15/2037	1,601	1,384,518
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2014-A 5.25%, 08/15/2039	2,330	2,050,953
Series 2016-A 5.00%, 08/15/2036	1,300	1,146,987
5.00%, 08/15/2046	1,760	1,402,531
5.00%, 08/15/2051	1,000	769,754
Series 2018 5.00%, 08/15/2042	6,940	5,739,609
Series 2021-A 5.00%, 08/15/2056	10,000	7,528,621

	Principal Amount (000)	U.S. $ Value

Missouri Joint Municipal Electric Utility Commission (Missouri Joint Municipal Electric Utility Commission Plum Point Project Revenue) Series 2014-A 5.00%, 01/01/2031	$3,240	$3,288,118
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	7,560	6,440,807
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	1,892,306
5.125%, 12/01/2045	4,500	4,064,705
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(d)	1,000	991,294
6.00%, 10/01/2049(d)	2,475	2,439,422

		87,118,395

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,126,658

Nebraska – 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017-A 5.00%, 09/01/2034	1,510	1,633,077
5.00%, 09/01/2036	13,035	13,778,497
Series 2022-1 5.00%, 05/01/2053	5,000	5,184,612

		20,596,186

Nevada – 0.5%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037	1,160	1,184,065
5.00%, 09/01/2047	2,775	2,789,662
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(d)	22,000	2,856,718
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(d)	3,445	3,210,095

	Principal Amount (000)	U.S. $ Value

Clark County School District Series 2017-C 5.00%, 06/15/2033	$5,775	$6,199,007
5.00%, 06/15/2034	5,000	5,358,668
5.00%, 06/15/2035	2,635	2,809,624
5.00%, 06/15/2036	3,700	3,703,837
AGM Series 2019-B 3.00%, 06/15/2037	5,185	4,566,713
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	1,832,406
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(d)	1,890	1,727,210
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040	4,200	4,169,436
5.00%, 07/01/2045	2,800	2,751,576
5.00%, 07/01/2051	4,000	3,881,591

		47,040,608

New Hampshire – 0.4%
National Finance Authority Series 2023-2 3.875%, 01/20/2038	2,000	1,863,048
New Hampshire Business Finance Authority National Finance Authority Series 2022-2 0.334%, 09/20/2036	25,000	574,313
New Hampshire Business Finance Authority (Covanta Holding Corp.)
Series 2018 4.625%, 11/01/2042(d)	8,500	7,341,387
4.875%, 11/01/2042(d)	3,450	3,078,875
Series 2020-A 3.625%, 07/01/2043(d)	1,960	1,502,567
Series 2020-B 3.75%, 07/01/2045(d)	4,785	3,732,128
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	20,000	20,999,478

		39,091,796

New Jersey – 4.9%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,094,427
6.00%, 06/15/2062	5,075	5,333,099
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(d)	1,260	1,062,349

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2034	$1,500	$1,430,771
5.00%, 01/01/2039	2,500	2,260,048
5.00%, 01/01/2049	3,000	2,505,415
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	4,385	4,521,895
5.00%, 06/15/2047	1,500	1,540,469
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 5.00%, 11/01/2033	3,770	4,132,158
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	6,045	6,073,552
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,450	3,543,597
5.00%, 10/01/2047	7,210	7,268,783
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2030	2,990	3,297,898
5.00%, 06/15/2035	2,750	2,986,293
5.00%, 06/15/2037	2,000	2,131,634
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,306,187
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,724,041
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2024(b)	1,250	1,251,411
5.00%, 06/15/2026(b)	6,500	6,656,017
5.00%, 06/15/2035(b)	1,500	1,640,517
5.25%, 06/15/2036(b)	3,000	3,306,705
5.25%, 06/15/2037(b)	3,065	3,342,863
5.25%, 06/15/2039(b)	3,000	3,232,947
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	735,075
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 2012 5.25%, 09/15/2029	8,270	8,285,629
Series 2014-B 5.625%, 11/15/2030	1,475	1,496,110

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	$1,805	$1,579,591
5.00%, 07/01/2045	4,460	4,558,622
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,384,005
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,042,562
5.00%, 07/01/2042	7,645	7,846,950
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,133,168
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	2,040	2,056,965
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016 5.00%, 06/15/2024	3,130	3,170,041
5.00%, 06/15/2027	1,000	1,046,003
5.00%, 06/15/2028	21,660	22,701,042
5.00%, 06/15/2029	13,435	14,096,890
5.00%, 06/15/2030	6,000	6,297,089
Series 2018-A 5.00%, 06/15/2029	1,910	2,004,098
5.00%, 06/15/2030	24,975	26,211,632
5.00%, 06/15/2031	12,000	12,580,313
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014-A 5.00%, 06/15/2038	1,000	1,008,967
Series 2015-A 5.00%, 06/15/2045	8,450	8,545,345
Series 2018-A 5.00%, 12/15/2030	2,000	2,178,922
5.00%, 12/15/2032	1,000	1,086,584
5.00%, 12/15/2033	29,040	31,463,426
5.00%, 12/15/2034	7,135	7,693,240
5.00%, 12/15/2035	5,230	5,599,857
5.00%, 12/15/2036	10,000	10,637,905
Series 2019 5.00%, 06/15/2034	1,000	1,081,330
5.00%, 06/15/2038	2,670	2,815,528

	Principal Amount (000)	U.S. $ Value

5.00%, 12/15/2039	$2,500	$2,654,172
5.00%, 06/15/2046	2,325	2,428,291
Series 2019-B 4.00%, 06/15/2037	770	772,740
5.00%, 06/15/2032	3,480	3,782,219
Series 2021-A 5.00%, 06/15/2032	3,070	3,452,820
5.00%, 06/15/2033	2,565	2,875,549
Series 2022-A 5.00%, 06/15/2030	7,500	8,370,698
5.00%, 06/15/2032	7,500	8,538,256
5.00%, 06/15/2033	4,615	5,235,165
Series 2023-A 5.00%, 06/15/2038	2,000	2,193,270
5.00%, 06/15/2039	5,085	5,549,591
5.00%, 06/15/2040	4,000	4,349,150
New Jersey Turnpike Authority
Series 2015-E 5.00%, 01/01/2033	8,400	8,598,936
5.00%, 01/01/2045	7,000	7,117,047
Series 2017-B 5.00%, 01/01/2032	8,540	9,297,382
5.00%, 01/01/2033	5,000	5,440,573
Series 2019-A 5.00%, 01/01/2048	11,320	12,002,744
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033	630	634,953
5.25%, 07/01/2043	1,020	1,032,952
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	5,000	5,071,261
Tobacco Settlement Financing Corp./NJ
Series 2018-A 5.00%, 06/01/2031	1,425	1,535,931
Series 2018-B 5.00%, 06/01/2046	122,100	122,088,266

		491,001,931

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	480	426,030
5.00%, 05/15/2044	500	425,712
5.00%, 05/15/2049	1,200	981,314
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	1,875	1,664,984
5.00%, 07/01/2049	18,760	15,335,313
Winrock Town Center Tax Increment Development District No. 1 Series 2022 4.25%, 05/01/2040(d)	2,750	2,311,066

		21,144,419

	Principal Amount (000)	U.S. $ Value

New York – 7.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(d)	$32,550	$32,317,964
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(d)	355	341,231
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,030,136
5.25%, 07/01/2057	2,000	2,022,552
5.25%, 07/01/2062	2,500	2,519,279
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	1,560	1,271,634
5.25%, 11/01/2034	2,240	2,015,481
City of New York NY
Series 2018-E 5.00%, 03/01/2037(a)	7,500	8,048,722
5.00%, 03/01/2038(a)	10,000	10,683,953
Series 2020-A 5.00%, 08/01/2032	2,875	3,276,959
5.00%, 08/01/2033	1,500	1,706,852
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045	9,600	9,710,304
5.00%, 07/01/2051	14,900	14,940,884
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2052	10,000	9,501,187
5.50%, 06/15/2057	7,350	7,140,723
Metropolitan Transportation Authority
Series 2013-D 5.00%, 11/15/2043	2,000	2,000,326
Series 2013-E 5.00%, 11/15/2032	4,425	4,434,703
Series 2015-B 5.00%, 11/15/2032	3,715	3,783,465
Series 2015-C 5.00%, 11/15/2027	1,110	1,143,399
5.25%, 11/15/2030	4,000	4,130,550
Series 2015-D 5.00%, 11/15/2031	1,350	1,385,245
5.00%, 11/15/2032	5,135	5,263,398
5.00%, 11/15/2034	5,430	5,557,405
Series 2016-A 5.00%, 11/15/2026	2,150	2,243,384
5.00%, 11/15/2032	3,440	3,538,920

	Principal Amount (000)	U.S. $ Value

Series 2016-C 4.00%, 11/15/2026	$1,705	$1,725,674
Series 2016-D 5.00%, 11/15/2027	5,695	5,931,686
5.00%, 11/15/2029	1,750	1,819,389
Series 2017-A 5.00%, 11/15/2026	1,525	1,591,237
Series 2017-B 5.00%, 11/15/2027	1,185	1,254,124
Series 2017-C 5.00%, 11/15/2025	1,450	1,492,794
5.00%, 11/15/2026	2,340	2,441,636
5.00%, 11/15/2028	12,930	13,761,875
5.00%, 11/15/2029	16,435	17,503,027
5.00%, 11/15/2033	2,020	2,148,508
5.00%, 11/15/2034	6,810	7,223,565
Series 2017-D 4.00%, 11/15/2042	1,000	961,568
Series 2018-B 5.00%, 11/15/2028	1,340	1,436,666
Series 2019-A 5.00%, 11/15/2048	3,075	3,105,024
Series 2019-C 5.00%, 11/15/2038	380	401,418
Series 2020-A 4.00%, 11/15/2051	1,625	1,496,062
5.00%, 11/15/2045	4,740	5,100,659
5.00%, 11/15/2047	2,630	2,731,311
5.00%, 11/15/2049	2,000	2,072,083
Series 2020-C 4.75%, 11/15/2045	34,975	35,602,070
5.00%, 11/15/2050	8,750	9,059,743
5.25%, 11/15/2055	2,000	2,098,666
Series 2020-D 4.00%, 11/15/2047	2,345	2,193,195
4.00%, 11/15/2048	7,150	6,652,052
4.00%, 11/15/2049	6,425	5,949,390
5.00%, 11/15/2043	5,000	5,242,836
Series 2020-E 4.00%, 11/15/2045	3,000	2,837,249
5.00%, 11/15/2029	1,800	1,953,880
5.00%, 11/15/2030	2,345	2,572,059
5.00%, 11/15/2032	1,250	1,376,471
5.00%, 11/15/2033	1,500	1,647,352
Series 2021-A 4.00%, 11/15/2043	2,000	1,916,817
4.00%, 11/15/2044	2,500	2,380,092
4.00%, 11/15/2046	3,840	3,611,052
4.00%, 11/15/2047	10,000	9,352,643
4.00%, 11/15/2048	1,285	1,195,509
4.00%, 11/15/2050	8,000	7,386,678
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(d)	2,000	1,924,657
6.00%, 07/01/2057(d)	1,615	1,553,918
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,299,768

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(d)	$1,080	$1,044,916
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(e) (f) (g)	525	156,948
9.00%, 01/01/2041(d) (e) (f)	270	256,500
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	3,645	2,787,058
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2022-F 3.75%, 02/01/2033	13,000	11,861,598
3.85%, 02/01/2034	3,955	3,594,200
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	30,000	4,249,647
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(d)	12,810	12,546,087
5.375%, 11/15/2040(d)	3,395	3,399,505
7.25%, 11/15/2044(d)	4,820	4,873,290
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	5,765	6,589,759
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(d)	1,200	1,208,469
5.00%, 12/01/2031(d)	1,000	1,007,358
5.00%, 12/01/2034(d)	2,000	2,009,675
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018 5.00%, 08/01/2035	2,085	2,097,028
AGM Series 2020 3.00%, 09/01/2050	14,890	11,061,379
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(a)	13,000	10,074,758
2.252%, 03/15/2032	13,000	10,528,751
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	14,965	14,511,914

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	$3,800	$3,902,022
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018 5.00%, 01/01/2027	17,365	17,833,051
5.00%, 01/01/2028	15,300	15,820,725
5.00%, 01/01/2029	18,660	19,290,411
Series 2020 4.00%, 10/01/2030	19,325	19,220,738
4.375%, 10/01/2045	40,110	38,807,724
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053	2,670	2,262,249
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	10,000	10,528,667
5.00%, 12/01/2039	2,500	2,620,161
5.00%, 12/01/2041	1,500	1,559,787
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	15,840	15,816,988
5.00%, 07/01/2046	17,215	16,984,164
5.25%, 01/01/2050	13,885	13,889,943
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(d)	13,765	12,086,496
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	1,020	809,403
Port Authority of New York & New Jersey
Series 2013-178 5.00%, 12/01/2033	5,000	5,016,237
Series 2021 3.175%, 07/15/2060	10,000	6,789,379
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	10,979,600
Series 2020-A 5.00%, 11/15/2054	3,000	3,183,843
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)
Series 2021-A 2.591%, 05/15/2036(a)	4,000	3,069,004
2.917%, 05/15/2040(a)	10,000	7,352,085
Series 2022-C 5.00%, 05/15/2047(a)	10,000	10,877,338
5.25%, 05/15/2052(a)	10,000	11,013,158

	Principal Amount (000)	U.S. $ Value

TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2041	$1,560	$1,587,618
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	686,133
5.25%, 09/15/2042	365	283,185
5.25%, 09/15/2047	625	463,113
5.25%, 09/15/2053	1,340	954,936
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 3.125%, 07/01/2025(d)	6,790	6,685,647
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(d)	950	879,387

		692,125,091

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2027(d)	415	429,681
5.00%, 04/01/2028(d)	455	476,136
5.00%, 04/01/2029(d)	500	528,968
5.00%, 04/01/2030(d)	545	581,022
5.00%, 04/01/2031(d)	600	643,246
5.00%, 04/01/2034(d)	770	836,097
5.00%, 04/01/2036(d)	900	961,623
5.00%, 04/01/2037(d)	970	1,022,577
5.00%, 04/01/2040(d)	1,205	1,244,644
5.00%, 04/01/2042(d)	1,380	1,418,353
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.50%, 07/01/2047	2,880	3,121,432
5.50%, 07/01/2052	5,000	5,364,588
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	4,062,703
5.00%, 07/01/2045	1,000	782,147
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,233,820
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	872,006
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,227,645

		29,806,688

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035	$4,000	$3,716,712
4.00%, 12/01/2036	3,625	3,306,977
4.00%, 12/01/2037	1,190	1,061,780
4.00%, 12/01/2040	1,875	1,623,013
4.00%, 12/01/2041	1,865	1,598,103
5.00%, 12/01/2034	2,045	2,129,953
AGM Series 2021 3.00%, 12/01/2051	4,000	2,880,344
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(e) (f) (h)	5,195	2,597,500
7.00%, 12/15/2043(e) (f) (h)	5,390	2,695,000
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2048	5,000	4,051,118
5.00%, 06/01/2053	5,230	4,104,794

		29,765,294

Ohio – 3.7%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	4,500	3,473,294
4.00%, 11/15/2036	1,000	930,676
4.00%, 11/15/2037	800	734,058
4.00%, 11/15/2038	750	677,405
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041	6,000	6,097,980
5.00%, 02/15/2046	4,000	4,048,067
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	10,000	9,203,016
Series 2020-B Zero Coupon, 06/01/2057	100,000	12,756,750
5.00%, 06/01/2055	138,775	128,980,538
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	3,875,992
5.00%, 12/01/2047	3,735	3,780,450
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	6,490	6,502,556
5.00%, 02/15/2052	5,680	5,555,337
5.25%, 02/15/2047	12,860	12,940,162

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	$3,755	$3,049,398
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	18,425	17,802,642
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	443,738
5.50%, 05/01/2050	1,000	869,307
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,710,187
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018 6.00%, 04/01/2038(d) (e) (f)	2,000	700,000
Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	10,105	3,536,750
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	6,104,786
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	10,000	10,212,054
6.75%, 12/01/2052	33,685	34,458,350
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	1,030	897,054
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	1,780	1,677,334
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2052	6,000	4,926,869
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 5.00%, 07/01/2038	2,520	2,712,552
5.00%, 07/01/2039	2,635	2,826,168
5.00%, 07/01/2042	4,535	4,809,490
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	3,480	3,337,141
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,523,625
4.00%, 01/01/2043	2,000	1,648,877
4.00%, 01/01/2046	2,000	1,600,735
4.00%, 01/01/2051	8,500	6,489,135
4.00%, 01/01/2057	6,500	4,832,720

	Principal Amount (000)	U.S. $ Value

University of Toledo Series 2023-B 4.435% (SOFR + 0.90%), 06/01/2036(c) (h)	$50,590	$49,516,733

		366,241,926

Oklahoma – 0.9%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,494,362
5.00%, 08/01/2049	12,780	12,265,076
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018-B 5.25%, 08/15/2043	11,545	11,428,172
5.25%, 08/15/2048	7,500	7,278,559
5.50%, 08/15/2052	5,615	5,584,668
5.50%, 08/15/2057	21,080	20,727,734
Series 2022-A 5.50%, 08/15/2037	10,000	9,507,671
5.50%, 08/15/2041	11,995	11,528,102

		85,814,344

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	710,012
5.375%, 11/15/2055	2,940	2,706,262
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045(a)	4,500	4,699,984
5.00%, 08/15/2050(a)	5,500	5,709,819
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	6,430	2,461,084
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,798,206
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043	2,350	930,644
Zero Coupon, 06/15/2053	10,500	2,382,916
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	950	890,629

		22,289,556

Other – 0.6%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(h)	62,718	62,595,073

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 6.0%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	$10,135	$10,683,725
5.00%, 04/01/2035	12,500	13,124,970
5.00%, 04/01/2036	10,900	11,381,309
Allentown Neighborhood Improvement Zone Development Authority
Series 2017 5.00%, 05/01/2042(d)	2,270	2,270,377
Series 2018 5.00%, 05/01/2033(d)	2,000	2,037,147
5.375%, 05/01/2042(d)	2,500	2,515,808
Series 2022 5.25%, 05/01/2042(d)	11,425	11,424,029
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048 (Pre-refunded/ETM)	1,000	1,048,345
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	8,925	5,771,778
5.00%, 11/01/2050	9,270	5,992,767
Berks County Municipal Authority (The) (Tower Health Obligated Group)
Series 2012-A 4.50%, 11/01/2041	4,050	2,500,944
Series 2020-B 5.00%, 02/01/2040	7,000	4,993,084
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	4,365	3,215,577
4.00%, 07/01/2051	10,300	7,234,070
5.00%, 07/01/2031	1,150	1,124,223
5.00%, 07/01/2040	2,500	2,300,270
5.00%, 07/01/2041	2,500	2,280,941
5.00%, 07/01/2054	15,100	12,874,348
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,271,619
6.00%, 10/01/2048	9,000	8,584,201
Chester County Industrial Development Authority (Collegium Charter School)
Series 2017-A 5.25%, 10/15/2047	2,080	1,932,004
Series 2022 6.00%, 10/15/2052(d)	1,075	1,083,196
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(d)	888	829,099

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA
Series 2017 5.00%, 08/01/2029	$6,000	$6,415,937
5.00%, 08/01/2031	6,110	6,536,188
Series 2017-A 5.00%, 08/01/2033	3,000	3,211,002
5.00%, 08/01/2034	10,000	10,706,049
Series 2019-B 5.00%, 02/01/2036	3,300	3,595,649
5.00%, 02/01/2037	2,900	3,142,351
City of Philadelphia PA Water & Wastewater Revenue
2.189%, 07/01/2032(a)	3,725	2,976,899
2.289%, 07/01/2033(a)	3,060	2,399,898
Series 2017-A 5.00%, 10/01/2035	3,805	4,075,677
5.00%, 10/01/2036	1,300	1,383,614
Series 2021-B 2.926%, 07/01/2045	5,000	3,493,949
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2038	1,120	1,182,854
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016-A 4.00%, 07/01/2035	10,000	10,032,922
Series 2019 5.00%, 07/01/2044	6,885	6,972,631
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,195,651
6.00%, 06/01/2051	2,200	2,225,868
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,549,077
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,750	1,688,120
Geisinger Authority (Geisinger Health System Obligated Group)
Series 2017 4.00%, 02/15/2047	20,385	19,183,745
Series 2020 4.00%, 04/01/2050	9,060	8,461,396
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(a)	10,000	10,334,444
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group)
Series 2020 5.00%, 03/01/2040	2,000	1,710,853
5.00%, 03/01/2050	500	395,115
Series 2022 5.00%, 03/01/2029	2,170	2,088,131

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	$1,500	$1,364,434
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group)
Series 2018 5.00%, 09/01/2035	3,600	3,811,375
Series 2019 5.00%, 09/01/2051	2,300	2,354,122
Series 2022 4.00%, 05/01/2052	5,900	5,437,743
5.00%, 05/01/2057(a)	16,395	16,837,498
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2043	500	411,095
5.00%, 11/15/2045	1,560	1,475,696
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,740	4,289,096
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	2,500	1,806,795
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015 5.75%, 07/01/2035	5,135	4,165,720
6.00%, 07/01/2045	2,600	1,901,768
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,709,965
Series 2016-B 5.25%, 03/01/2031	1,140	1,178,119
5.25%, 03/01/2037	1,170	1,196,399
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation)
Series 2022 5.75%, 06/30/2048	11,000	12,187,890
6.00%, 06/30/2061	16,100	17,961,630
AGM Series 2022
5.00%, 12/31/2057(a)	18,000	18,615,582
5.75%, 12/31/2062(a)	12,500	13,931,510

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(d)	$2,330	$1,714,050
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	31,570	30,735,037
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	2,891,469
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027	1,530	1,520,119
4.00%, 01/01/2029	450	446,195
4.00%, 01/01/2030	400	396,402
4.00%, 01/01/2032	800	788,344
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,040,438
Pennsylvania Turnpike Commission
5.00%, 12/01/2046(a)	26,610	28,596,029
Series 2016 5.00%, 06/01/2037	4,000	4,118,536
Series 2017-B 5.00%, 06/01/2035	7,850	8,300,544
5.00%, 06/01/2036	5,000	5,261,639
Series 2018-A 5.00%, 12/01/2043	10,000	10,547,625
Series 2019-A 5.00%, 12/01/2038	5,435	5,768,723
5.00%, 12/01/2044	3,745	3,903,518
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035	1,000	1,072,342
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2040	600	601,257
5.00%, 08/01/2050	1,425	1,379,047
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	4,859,900
5.00%, 08/01/2054	3,560	3,424,267
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	2,550	1,861,966

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(d)	$3,285	$3,284,805
5.00%, 06/15/2050(d)	6,285	5,964,381
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.00%, 06/15/2033(d)	1,070	1,073,245
5.375%, 06/15/2038(d)	1,270	1,260,291
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	5,000	5,151,518
Pittsburgh Water & Sewer Authority AGM Series 2023-C 1.00%, 09/01/2040(a)	46,555	46,556,318
School District of Philadelphia (The)
Series 2015-A 5.00%, 09/01/2034	1,615	1,652,772
5.00%, 09/01/2035	1,000	1,022,182
Series 2016-F 5.00%, 09/01/2033	3,000	3,103,002
5.00%, 09/01/2036	1,000	1,023,520
Series 2018-A 5.00%, 09/01/2034	1,000	1,077,050
5.00%, 09/01/2036	1,000	1,071,123
5.00%, 09/01/2037	1,000	1,065,039
5.00%, 09/01/2038	1,000	1,058,007
Series 2018-B 5.00%, 09/01/2043	3,000	3,150,300
Series 2019-A 4.00%, 09/01/2037	2,230	2,196,843
4.00%, 09/01/2038	1,700	1,655,955
5.00%, 09/01/2044(a)	17,900	18,778,518
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project)
Series 2016-A 5.00%, 01/01/2051(d)	6,765	4,146,810
5.00%, 01/01/2057(d)	5,345	3,157,875
Series 2016-B 6.08%, 01/01/2026(d)	480	459,350
Series 2016-C Zero Coupon, 01/01/2036(d)	2,945	968,881
Series 2016-D Zero Coupon, 01/01/2057(h)	58,055	3,483,300
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	220	234,235
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	1,365	1,438,670
5.00%, 12/01/2030	7,160	7,518,717

	Principal Amount (000)	U.S. $ Value

Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	$2,685	$2,749,277
5.00%, 08/01/2043	5,750	5,800,489

		592,398,208

Puerto Rico – 4.2%
Children’s Trust Fund
Series 2005-A Zero Coupon, 05/15/2050	8,370	1,508,573
Series 2008-A Zero Coupon, 05/15/2057	261,400	18,827,440
Commonwealth of Puerto Rico
Series 2021-A Zero Coupon, 07/01/2024	345	330,893
Zero Coupon, 07/01/2033	6,410	3,905,863
4.00%, 07/01/2033	16,540	15,693,617
4.00%, 07/01/2035	4,200	3,879,458
4.00%, 07/01/2037	1,631	1,460,814
4.00%, 07/01/2041	2,217	1,902,191
4.00%, 07/01/2046	2,306	1,918,533
5.375%, 07/01/2025	7,870	8,049,566
5.625%, 07/01/2027	8,953	9,408,228
5.625%, 07/01/2029	2,542	2,716,132
5.75%, 07/01/2031	3,784	4,123,534
Series 2022-A Zero Coupon, 11/01/2051	55,837	27,410,780
Series 2022-C 0.00%, 11/01/2043	86,778	44,473,549
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	6,744	5,529,808
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	1,800	1,815,684
5.50%, 07/01/2031	1,235	1,264,347
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	825	832,189
5.25%, 07/01/2041	8,600	8,603,578
PR Custodial Trust Series 20222 5.50%, 07/01/2029	394	388,115
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008-A 6.125%, 07/01/2024	1,848	1,883,153
Series 2020-A 5.00%, 07/01/2030(d)	5,500	5,684,743
5.00%, 07/01/2035(d)	9,455	9,570,300
Series 2021-A 4.00%, 07/01/2042(d)	2,500	2,196,388
Series 2021-B 4.00%, 07/01/2042(d)	4,000	3,514,222

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority
Series 2007-T 5.00%, 07/01/2032(e) (f)	$7,315	$2,724,837
5.00%, 07/01/2037(e) (f)	15,260	5,684,350
Series 2008-W 5.25%, 07/01/2033(e) (f)	1,000	372,500
5.50%, 07/01/2038(e) (f)	10,490	3,907,525
Series 2010-A 5.25%, 07/01/2029(e) (f)	2,950	1,098,875
5.25%, 07/01/2030(e) (f)	1,040	387,400
Series 2010-C 5.00%, 07/01/2024(e) (f)	1,735	646,288
5.25%, 07/01/2027(e) (f)	3,360	1,251,600
5.25%, 07/01/2028(e) (f)	500	186,250
Series 2010-DDD 5.00%, 07/01/2021(f) (j)	1,050	391,125
5.00%, 07/01/2022(f) (j)	950	353,875
Series 2010-X 5.25%, 07/01/2040(e) (f)	20,585	7,667,912
5.75%, 07/01/2036(e) (f)	7,375	2,747,187
Series 2010-ZZ 5.25%, 07/01/2024(e) (f)	2,565	955,463
5.25%, 07/01/2025(e) (f)	620	230,950
Series 2010ZZ 5.25%, 07/01/2018(f) (j)	3,500	1,303,750
Series 2012-A 5.00%, 07/01/2029(e) (f)	2,510	934,975
5.00%, 07/01/2042(e) (f)	2,125	791,563
5.05%, 07/01/2042	2,585	962,913
Series 2013-A 7.00%, 07/01/2033	1,700	633,250
7.00%, 07/01/2040(e) (f)	750	279,375
AGM Series 2007-V 5.25%, 07/01/2031	25,380	25,330,029
NATL Series 2007-V 5.25%, 07/01/2029	5,965	5,900,926
5.25%, 07/01/2033	9,250	9,121,076
Puerto Rico Highway & Transportation Authority
Series 2022-A 5.00%, 07/01/2062	20,623	20,261,840
Series 2022-B Zero Coupon, 07/01/2032	5,129	3,262,384
Series 2022-C 0.00%, 07/01/2053(g)	425	266,981
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(e) (f)	21,370	14,959,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	110	106,095
Zero Coupon, 07/01/2027	537	458,337

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 07/01/2029	$523	$408,369
Zero Coupon, 07/01/2046	123,224	35,149,338
Zero Coupon, 07/01/2051	58,864	12,499,912
Series 2019-A 4.329%, 07/01/2040	15,975	15,037,819
4.55%, 07/01/2040	1,198	1,158,106
5.00%, 07/01/2058	54,251	52,800,518

		417,124,391

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2028	1,000	1,067,014
5.00%, 05/15/2029	1,000	1,065,740

		2,132,754

South Carolina – 2.1%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	5,010	4,854,913
5.26%, 11/01/2032	800	769,340
5.41%, 11/01/2039	12,570	11,893,021
6.28%, 11/01/2039	545	513,805
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(d)	16,000	15,741,526
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	9,595	10,098,819
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC)
Series 2023 10.00%, 08/01/2039(d)	580	556,335
Series 2023-A 6.50%, 02/01/2056(d)	18,185	17,670,772
Series 2023-B 7.50%, 08/01/2047(d)	7,000	6,744,352
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	6,000	6,007,256
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(d)	2,470	2,161,470
6.25%, 06/01/2040(d)	6,100	4,791,009
6.50%, 06/01/2051(d)	9,070	6,780,999

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	$1,000	$809,590
5.125%, 05/01/2048	1,000	794,626
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(g)	15,425	10,705,417
South Carolina Public Service Authority
Series 2015-A 5.00%, 12/01/2050	15,660	15,736,610
Series 2016-A 5.00%, 12/01/2034	3,815	3,930,554
5.00%, 12/01/2036	1,000	1,023,130
Series 2016-B 5.00%, 12/01/2037	3,430	3,510,400
5.00%, 12/01/2041	10,500	10,675,646
5.00%, 12/01/2046	17,500	17,696,861
5.00%, 12/01/2056	7,350	7,387,438
Series 2022 4.00%, 12/01/2038	550	544,674
4.00%, 12/01/2046	3,031	2,855,313
4.00%, 12/01/2049	11,781	10,831,828
4.00%, 12/01/2050	5,155	4,719,160
5.00%, 12/01/2036	447	481,207
5.00%, 12/01/2038	1,742	1,853,727
Series 2022-A 4.00%, 12/01/2047	9,000	8,357,663
4.00%, 12/01/2052	20,000	18,154,628

		208,652,089

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2051	1,410	1,135,013
4.00%, 08/01/2056	2,415	1,893,588
4.00%, 08/01/2061	4,020	3,088,878
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2040	15,035	15,388,267
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033	3,260	3,428,071

		24,933,817

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016-A 5.00%, 12/01/2035(d)	$9,080	$8,487,287
5.125%, 12/01/2042(d)	29,990	27,040,825
Series 2016-B Zero Coupon, 12/01/2031(d)	2,000	1,247,855
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	6,140	6,329,143
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(d)	2,000	2,004,657
9.25%, 11/01/2042(d)	5,250	5,261,638
9.50%, 11/01/2052(d)	14,835	14,866,719
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)	5,040	1,764,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group)
Series 2016 5.00%, 07/01/2040	2,435	2,494,922
Series 2017-A 5.00%, 07/01/2048	2,335	2,382,448
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(d)	7,250	2,520,188
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.25%, 07/01/2047	12,500	13,385,839
5.50%, 07/01/2052	9,000	9,849,918
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	23,000	24,395,086
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2021 5.00%, 05/01/2052	16,820	17,431,150
Series 2023-A 5.00%, 05/01/2053	20,000	20,602,398
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	10,000	8,097,589
4.25%, 12/01/2024	6,000	5,670,251

		173,831,913

	Principal Amount (000)	U.S. $ Value

Texas – 6.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue)
Series 2021-A 4.00%, 10/01/2050	$3,070	$2,408,329
Series 2021-B 5.00%, 10/01/2050(d)	11,140	9,543,686
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.)
Series 2021 4.50%, 06/15/2056(d)	1,000	989,887
Series 2023 4.875%, 06/15/2056(d)	1,500	1,499,717
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(d)	5,015	5,113,228
6.375%, 06/01/2062(d)	9,785	9,992,361
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036	500	433,807
4.00%, 08/15/2046	695	530,530
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	8,545	7,261,621
4.00%, 10/01/2050	3,815	3,126,806
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049	11,000	12,814,629
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC)
Series 2022 10.00%, 06/01/2042(d)	10,000	9,535,388
Series 2023 12.00%, 06/01/2043(d)	2,500	2,494,656
Central Texas Regional Mobility Authority
Series 2020-A 5.00%, 01/01/2044	2,230	2,330,620
5.00%, 01/01/2049	3,940	4,089,245
Series 2021-B 5.00%, 01/01/2046	4,600	4,817,404
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	6,800	6,861,738
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(d)	179,645	12,701,925
6.00%, 12/01/2062	20,940	21,370,485

	Principal Amount (000)	U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(d)	$10,025	$9,687,008
6.25%, 12/01/2054(d)	4,070	3,703,004
City of Houston TX Series 2021-B 2.047%, 03/01/2033	2,495	1,956,311
2.147%, 03/01/2034	7,405	5,722,046
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	1,989,865
City of Houston TX Airport System Revenue AGM Series 2023 4.50%, 07/01/2053	5,000	4,918,686
5.25%, 07/01/2042	5,000	5,456,264
5.25%, 07/01/2043	5,000	5,429,303
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014 5.00%, 07/01/2029	16,960	17,003,616
Series 2015-B 5.00%, 07/15/2030	1,960	1,972,645
5.00%, 07/15/2035	1,000	1,001,815
Series 2018 5.00%, 07/15/2028	22,875	23,218,493
Series 2020 5.00%, 07/01/2027	1,750	1,767,541
5.00%, 07/15/2027	2,500	2,525,552
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	5,000	5,374,893
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012 5.00%, 08/15/2042	530	530,203
Series 2013 6.00%, 08/15/2043	1,000	1,001,441
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2043(d)	3,365	3,366,800
6.00%, 06/15/2048(d)	4,125	4,051,487
6.25%, 06/15/2053(d)	5,000	5,005,686
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	2,525	2,221,053
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(d)	1,650	1,650,064
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	2,000	1,819,800

	Principal Amount (000)	U.S. $ Value

Decatur Hospital Authority
Series 2014-A 5.25%, 09/01/2044	$3,150	$3,048,548
Series 2021 4.00%, 09/01/2034	1,679	1,477,898
4.00%, 09/01/2044	3,876	3,079,273
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)	10,000	10,328,241
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	19,195	19,294,309
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042	2,000	700,264
Zero Coupon, 12/01/2051	11,540	2,394,373
Zero Coupon, 12/01/2056	17,105	2,650,353
Series 2022-B Zero Coupon, 12/01/2042	1,395	470,079
Zero Coupon, 12/01/2043	2,000	620,773
Zero Coupon, 12/01/2044	5,640	1,609,769
Zero Coupon, 12/01/2055	2,895	394,601
Zero Coupon, 12/01/2056	5,000	638,714
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	8,505	8,511,503
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(d)	25,610	24,937,607
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(h)	23,940	23,856,145
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,162,907
6.00%, 07/15/2057	10,300	9,799,847
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(e) (f)	7,820	8,171,900
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(e) (f) (g)	206	82,418
7.50%, 11/15/2036(e) (f)	50	41,043
7.50%, 11/15/2037(e) (f)	10	7,706

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	$10,200	$7,817,621
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	790	686,564
5.00%, 01/01/2055	3,010	2,384,943
Series 2022 4.00%, 01/01/2047	4,575	3,158,214
4.25%, 01/01/2057	1,380	904,867
5.00%, 01/01/2057	2,950	2,268,226
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	500	450,411
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	8,794,528
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	4,978,900
North Texas Tollway Authority (North Texas Tollway System)
Series 2014-B 5.00%, 01/01/2031	8,975	9,037,012
Series 2017-B 5.00%, 01/01/2033	1,400	1,482,233
5.00%, 01/01/2043	6,000	6,183,184
Series 2020 3.079%, 01/01/2042	4,990	3,756,479
Series 2021 3.011%, 01/01/2043	7,500	5,548,513
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC)
Series 2020 4.00%, 01/01/2050(d)	3,315	2,362,979
Series 2021 2.125%, 01/01/2028(d)	540	461,022
2.25%, 01/01/2029(d)	800	663,363
2.50%, 01/01/2030(d)	905	734,581
2.625%, 01/01/2031(d)	500	397,849
Red River Health Facilities Development Corp. Series 2014-A 7.75%, 11/15/2044 (Pre-refunded/ETM)	1,315	1,387,496
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(e) (f) (i)	2,180	545,000

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015-A 5.00%, 11/15/2045(e) (f) (k) (l)	$3,540	$619,500
Series 2015-B 5.00%, 11/15/2030(e) (f) (k) (l)	4,000	700,000
Series 2017 5.25%, 11/15/2047(e) (f) (k) (l)	1,115	195,125
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(e) (f)	6,485	4,215,286
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	4,285	4,099,836
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	6,335	6,583,511
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	4,710	4,841,075
5.00%, 12/15/2031	4,775	4,944,352
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,258,785
5.00%, 12/31/2045	4,250	4,258,232
5.00%, 12/31/2050	16,075	16,087,254
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037	4,000	3,964,307
4.00%, 12/31/2038	2,600	2,563,060
4.00%, 12/31/2039	2,500	2,450,793
5.00%, 12/31/2031	5,000	5,431,281
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013 6.75%, 06/30/2043	3,600	3,607,533
Series 2019 5.00%, 06/30/2058	76,985	77,726,527
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057	46,380	46,733,476

	Principal Amount (000)	U.S. $ Value

Uptown Development Authority Series 2017-A 5.00%, 09/01/2035	$1,015	$1,038,486

		610,890,313

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(a)	5,000	5,102,799
Intermountain Power Agency Series 2023 5.00%, 07/01/2037(b)	4,000	4,535,742
5.00%, 07/01/2038(b)	4,500	5,071,399
5.00%, 07/01/2041(b)	1,000	1,113,417
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	5,000	3,715,751
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2032	1,000	1,044,480
5.00%, 10/15/2037	1,410	1,424,384
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(d)	6,443	6,442,133

		28,450,105

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2018 4.625%, 04/01/2036(d)	1,100	1,084,287
Series 2022 5.00%, 06/01/2052(d)	3,750	3,759,591
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.25%, 10/01/2052(d)	3,000	2,750,312
5.50%, 10/01/2043(d)	2,500	2,448,337

		10,042,527

Virginia – 2.2%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	15,286	14,491,724
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	1,435	1,438,814
4.00%, 07/01/2040	2,125	2,113,522
5.00%, 07/01/2036	850	925,058

	Principal Amount (000)	U.S. $ Value

Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(d)	$19,060	$18,164,266
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(d)	1,000	1,009,772
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	10,065	10,080,012
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	2,000	2,030,047
5.00%, 10/01/2052	4,500	4,533,450
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	7,490	7,004,825
Virginia College Building Authority (Marymount University)
Series 2015 5.00%, 07/01/2045(d)	1,500	1,405,091
5.25%, 07/01/2035(d)	1,200	1,204,705
Series 2015-A 5.00%, 07/01/2035(d)	1,500	1,489,305
5.00%, 07/01/2045(d)	1,610	1,508,131
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,825,751
4.00%, 07/01/2040	500	469,800
4.00%, 01/01/2048	20,770	18,538,589
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2022 5.00%, 10/01/2040	10,000	10,877,075
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	7,975	8,219,521
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2030	3,070	3,078,413
4.00%, 01/01/2031	2,650	2,659,441
4.00%, 01/01/2033	7,500	7,515,645
4.00%, 01/01/2034	3,500	3,509,148
4.00%, 01/01/2037	10,000	9,711,537
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2056	10,500	10,573,514
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	15,848,652

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(d)	$13,290	$12,643,977
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.68% (SOFR + 5.50%), 06/01/2029(c) (d)	20,215	19,511,041
8.50%, 06/01/2042(d)	23,525	21,979,774

		215,360,600

Washington – 1.3%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046	11,000	12,673,198
Kalispel Tribe of Indians Series 2018-A 5.25%, 01/01/2038(d)	750	770,075
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030	2,235	2,258,132
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	9,117,684
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	5,035	5,084,003
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037	2,000	2,099,031
5.00%, 08/01/2039	4,970	5,179,795
5.00%, 08/01/2044	9,185	9,467,944
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045	2,045	1,915,843
5.00%, 09/01/2039	1,655	1,752,302
5.00%, 09/01/2045	2,070	2,166,318
5.00%, 09/01/2050	2,000	2,087,817
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017-A 5.00%, 07/01/2035	2,350	2,356,498
Series 2017-B 5.00%, 07/01/2034	1,855	1,867,750
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033	6,250	6,465,024
5.00%, 08/15/2035	5,750	5,879,580
5.00%, 08/15/2037	3,565	3,596,746

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031	$13,090	$12,606,823
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2013 5.00%, 01/01/2028(d)	1,030	987,442
5.25%, 01/01/2043(d)	2,870	2,451,988
Series 2015 6.00%, 01/01/2045(d)	2,920	2,667,498
Series 2016 4.00%, 01/01/2026(d)	2,280	2,174,905
5.00%, 01/01/2031(d)	5,305	4,907,096
5.00%, 01/01/2036(d)	1,075	938,993
5.00%, 01/01/2046(d)	1,140	900,087
Series 2019-A 5.00%, 01/01/2044(d)	1,330	1,062,787
5.00%, 01/01/2049(d)	3,305	2,550,554
5.00%, 01/01/2055(d)	11,670	8,719,004
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014 7.50%, 01/01/2049 (Pre-refunded/ETM)(d)	1,500	1,522,840
Series 2014-A 7.375%, 01/01/2044 (Pre-refunded/ETM)(d)	5,115	5,190,286
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(d)	2,000	1,443,342
5.00%, 01/01/2056(d)	3,000	2,110,855

		124,972,240

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(d)	1,000	771,300
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024	5,605	5,626,764
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,960	2,661,895

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Arch Resources, Inc.)
Series 2021 4.125%, 07/01/2045	$4,035	$3,978,385
Series 2023 9.00%, 06/01/2038(d)	30,750	30,802,653

		43,840,997

Wisconsin – 4.4%
DIP Loan Agreement KDC Agribusiness 12.00%, 09/14/2023(k)	9,807	9,806,533
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(d)	8,850	6,645,910
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(d)	15,970	16,078,350
5.00%, 10/01/2039(d)	5,035	4,866,692
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(d)	6,995	6,998,603
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(a)	20,345	20,635,724
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 3.00%, 02/15/2038	1,035	900,267
5.00%, 02/15/2031	2,000	2,194,359
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	9,815	6,602,197
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) Series 2019 5.00%, 07/01/2044	1,000	1,023,901
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039	950	814,189
5.00%, 11/01/2046	870	700,604
5.00%, 11/01/2054	3,295	2,537,298
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC)
Series 2022 4.625%, 03/15/2040(d)	2,510	2,155,918
Series 2022-A 3.875%, 12/01/2039(d)	11,525	9,817,811

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority
Series 2020 5.00%, 04/01/2030 (Pre-refunded/ETM)(d)	$25	$27,204
5.00%, 04/01/2040 (Pre-refunded/ETM)(d)	80	90,553
5.00%, 04/01/2050 (Pre-refunded/ETM)(d)	335	379,191
Series 2022 4.00%, 04/01/2032 (Pre-refunded/ETM)(d)	15	15,737
4.00%, 04/01/2052 (Pre-refunded/ETM)(d)	40	43,956
6.00%, 02/01/2062(d)	20,960	21,265,572
Series 2023 8.00%, 07/01/2053(d)	14,895	14,915,981
8.125%, 07/01/2058(d)	14,900	14,926,425
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(d)	1,340	1,097,089
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2037	600	528,555
5.00%, 11/15/2041	1,500	1,444,197
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	902,711
4.00%, 07/01/2051	1,675	1,322,206
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(d)	3,335	2,929,266
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,408,952
5.00%, 01/01/2038	550	571,823
5.00%, 01/01/2039	700	725,340
5.00%, 01/01/2040	500	516,753
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045	2,030	1,925,109
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)	57,000	50,080,542
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016-B 5.00%, 12/01/2025	1,000	1,017,973

	Principal Amount (000)	U.S. $ Value

Series 2016-C 4.30%, 11/01/2030	$2,060	$2,043,432
Series 2016-D 4.05%, 11/01/2030	720	703,157
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	11,500	11,418,007
5.00%, 02/01/2062	13,790	13,466,700
5.75%, 02/01/2052(d)	16,500	16,535,727
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(d)	18,000	17,789,272
6.625%, 02/01/2046(d)	12,500	11,522,873
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,500	1,452,173
5.00%, 05/01/2047	2,750	2,598,412
Wisconsin Public Finance Authority (KDC Agribusiness LLC)
Series 2022 15.00%, 04/30/2023(f) (h) (j) (k)	21,900	2,847,000
Series 2023 15.00%, 04/30/2023(f) (h) (j) (k)	4,895	636,350
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(d)	1,040	1,018,437
7.25%, 12/01/2042(d)	7,775	7,621,347
7.50%, 12/01/2052(d)	5,400	5,342,327
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2042(d)	1,000	909,786
5.25%, 05/15/2047(d)	1,225	1,076,967
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(d)	12,235	9,153,560
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052(a)	10,000	10,403,928
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,196,905
4.00%, 01/01/2052	2,350	1,925,468
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(d)	8,000	5,075,219

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(d)	$1,550	$1,567,526
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	12,000	12,124,078
5.25%, 03/01/2047	5,100	5,101,649
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2045	8,840	8,180,394
Wisconsin Public Finance Authority (Rose Villa, Inc.Obligated Group) Series 2014-A 5.75%, 11/15/2044 (Pre-refunded/ETM)(d)	1,000	1,024,450
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2020 5.00%, 04/01/2030(d)	475	486,475
5.00%, 04/01/2040(d)	1,320	1,287,846
5.00%, 04/01/2050(d)	6,150	5,705,830
Series 2022 4.00%, 04/01/2032(d)	865	823,453
4.00%, 04/01/2052(d)	2,615	2,005,804
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group)
Series 2021 4.00%, 06/01/2056(d)	29,090	19,269,498
Series 2022 4.00%, 06/01/2049(d)	3,890	2,717,573
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(d)	545	515,107
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	6,500	5,489,825
4.00%, 02/01/2051	10,000	8,185,248
Wisconsin Public Finance Authority (Triad Educational Services, Inc.) Series 2022 5.00%, 06/15/2042	1,140	1,099,571
5.25%, 06/15/2052	1,610	1,554,823
5.375%, 06/15/2057	2,320	2,264,919
5.50%, 06/15/2050	650	651,742
5.50%, 06/15/2062	3,025	2,986,326
Wisconsin Public Finance Authority (Triad Math & Science Academy Co.) Series 2021 4.00%, 06/15/2051	3,915	3,012,603

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(d)	$3,315	$2,874,713
5.00%, 06/15/2057(d)	4,105	3,507,693
5.00%, 06/15/2062(d)	1,295	1,090,638
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	1,655	1,419,911
4.00%, 12/01/2051	4,010	3,164,810
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(d)	4,915	3,824,208

		434,587,251

Total Long-Term Municipal Bonds (cost $10,631,316,594)		9,963,475,730

Short-Term Municipal Notes – 0.9%
Colorado – 0.0%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.) Series 2008 4.60%, 02/01/2038(m)	1,065	1,065,000

District of Columbia – 0.0%
District of Columbia (MedStar Health Obligated Group) Series 2012-A 4.05%, 08/15/2038(m)	1,815	1,815,000

Florida – 0.0%
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017-C 3.90%, 01/01/2037(m)	1,185	1,185,000

Iowa – 0.2%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.95%, 12/01/2041(m)	11,640	11,640,000
4.45%, 07/01/2041(m)	1,075	1,075,000

		12,715,000

Kentucky – 0.0%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 4.55%, 10/01/2039(m)	1,815	1,815,000

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.0%
City of Minneapolis MN (One Ten Grant LP) Series 1989 3.95%, 09/01/2026(m)	$1,530	$1,530,000

Tennessee – 0.5%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.85%, 07/01/2045(m)	50,000	50,000,000

Wisconsin – 0.2%
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2023-B 4.55%, 10/01/2055(m)	21,390	21,390,000

Total Short-Term Municipal Notes (cost $91,515,000)		91,515,000

Total Municipal Obligations (cost $10,722,831,594)		10,054,990,730

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Agency CMBS – 0.9%
California Housing Finance Agency
Series 2019-2, Class A 4.00%, 03/20/2033	14,469	14,174,351
Series 2021-2, Class A 3.75%, 03/25/2035	43,448	42,276,012
Series 2021-2, Class X 0.82%, 03/25/2035(n)	22,482	1,140,361
Series 2021-3, Class A 3.25%, 08/20/2036	6,968	6,305,461
Series 2021-3, Class X 0.77%, 08/20/2036(n)	20,270	1,086,986
City of Fort Wayne IN Series 2022 10.75%, 12/01/2029(e) (f)	1,243	124
Federal Home Loan Mortgage Corp.
Series 2022-ML13, Class AUS 3.125%, 09/25/2036(d)	3,956	3,411,323
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(n)	17,646	993,027
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(n)	30,857	2,153,720
Washington State Housing Finance Commission
Series 2021-1, Class A 3.50%, 12/20/2035	19,009	17,560,578
Series 2021-1, Class X 0.726%, 12/20/2035(n)	14,525	680,283

		89,782,226

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 1.3%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	$14,769	$13,523,328
California Housing Finance Agency
Series 2021-1, Class A 3.50%, 11/20/2035	9,186	8,601,203
Series 2023-1, Class A 4.375%, 09/20/2036	21,489	21,363,551
National Finance Authority Series 2022-2, Class X 0.674%, 10/01/2036(n)	24,747	1,232,007
New Hampshire Business Finance Authority
Series 2020-1, Class A 4.125%, 01/20/2034	20,731	20,301,151
Series 2022-1, Class A 4.375%, 09/20/2036	40,936	40,439,114
Series 2022-2, Class A 4.00%, 10/20/2036	26,726	25,526,572

		130,986,926

Total Commercial Mortgage-Backed Securities (cost $238,536,962)		220,769,152

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(d) (k) (cost $805,000)	805	805,000

	Shares

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(o) (p) (q) (cost $89,958,127)	89,958,127	89,958,127

Total Investments – 104.4% (cost $11,052,131,683)(r)		10,366,523,009
Other assets less liabilities – (4.4)%		(440,265,718)

Net Assets – 100.0%		$9,926,257,291

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	90,795	01/15/2025	2.565%	CPI#	Maturity	$8,295,192	$—	$8,295,192
USD	45,398	01/15/2025	2.613%	CPI#	Maturity	4,061,143	—	4,061,143
USD	45,397	01/15/2025	2.585%	CPI#	Maturity	4,111,145	—	4,111,145
USD	34,210	01/15/2025	4.028%	CPI#	Maturity	1,076,654	—	1,076,654
USD	83,920	01/15/2026	CPI#	3.765%	Maturity	(2,483,267)	—	(2,483,267)
USD	158,000	01/15/2027	CPI#	3.320%	Maturity	(7,141,870)	—	(7,141,870)
USD	156,000	01/15/2027	CPI#	3.466%	Maturity	(5,655,006)	(146,930)	(5,508,076)
USD	127,850	01/15/2027	CPI#	3.323%	Maturity	(5,755,604)	—	(5,755,604)
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	80,274,540	—	80,274,540
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	39,769,123	—	39,769,123
USD	273,300	01/15/2029	CPI#	3.390%	Maturity	(7,591,378)	—	(7,591,378)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	146,529	—	146,529
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(2,577,045)	—	(2,577,045)
USD	67,450	01/15/2030	1.527%	CPI#	Maturity	11,798,103	—	11,798,103
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	11,706,880	—	11,706,880
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	6,789,368	—	6,789,368
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	7,042,007	—	7,042,007
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	4,052,804	—	4,052,804
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(3,069,011)	—	(3,069,011)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,795,806)	—	(2,795,806)

						$142,054,501	$(146,930)	$142,201,431

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	$(4,040,690)	$—	$(4,040,690)
USD	500,000	04/15/2028	1 Day SOFR	3.616%	Annual	(10,621,483)	—	(10,621,483)
USD	880,000	04/30/2030	1 Day SOFR	3.500%	Annual	(18,748,281)	—	(18,748,281)
USD	230,000	04/15/2032	2.621%	1 Day SOFR	Annual	20,497,490	—	20,497,490
USD	27,200	04/15/2032	2.574%	1 Day SOFR	Annual	2,518,073	—	2,518,073
USD	50,000	02/15/2051	1.469%	1 Day SOFR	Annual	17,803,584	—	17,803,584

						$7,408,693	$—	$7,408,693

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	$5,744,238	$—	$5,744,238

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $1,994,148,684 or 20.1% of net assets.

(e)	Defaulted.

(f)	Non-income producing security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.30% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$62,718,000	$62,595,073	0.63%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	5,195,000	2,597,500	0.03%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	5,390,000	2,695,000	0.03%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,964	14,519,309	0.15%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	14,297,549	14,214,306	0.14%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	23,940,000	23,856,145	0.24%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	11/29/2017	6,849,870	3,483,300	0.04%
University of Toledo Series 2023-B 4.435%, 06/01/2036	06/30/2023	50,590,000	49,516,733	0.50%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	50,080,542	0.50%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	11/10/2022	26,795,000	3,483,350	0.04%

(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	$1,973,785	$28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/31/2014	868,863	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	2,180,000	545,000	0.01%

(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fair valued by the Adviser.
(m)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(n)	IO - Interest Only.
(o)	Affiliated investments.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $300,494,931 and gross unrealized depreciation of investments was $(830,749,243), resulting in net unrealized depreciation of $(530,254,312).

As of July 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Shares

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$9,948,671,222	$14,804,508	$9,963,475,730
Short-Term Municipal Notes	—	91,515,000	—	91,515,000
Commercial Mortgage-Backed Securities	—	220,769,152	—	220,769,152
Corporates – Non-Investment Grade	—	—	805,000	805,000
Short-Term Investments	89,958,127	—	—	89,958,127
Liabilities:
Floating Rate Notes(a)	(510,940,000)	—	—	(510,940,000)

Total Investments in Securities	(420,981,873)	10,260,955,374	15,609,508	9,855,583,009
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	179,123,488	—	179,123,488
Centrally Cleared Interest Rate Swaps	—	40,819,147	—	40,819,147
Interest Rate Swaps	—	5,744,238	—	5,744,238
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(37,068,987)	—	(37,068,987)
Centrally Cleared Interest Rate Swaps	—	(33,410,454)	—	(33,410,454)

Total	$(420,981,873)	$10,416,162,806	$15,609,508	$10,010,790,441

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2023 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$103,767	$605,374	$619,183	$89,958	$644